UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Short Fixed-Income Fund

May 31, 2016

SFI-QTLY-0716
1.804867.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 2.0%
American Honda Finance Corp.:
0.95% 5/5/17	$1,580,000	$1,580,373
1.125% 10/7/16	1,248,000	1,248,962
1.7% 2/22/19	870,000	877,576
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	1,642,000	1,640,744
1.45% 8/1/16 (a)	1,429,000	1,430,173
1.65% 3/2/18 (a)	821,000	822,729
1.65% 5/18/18 (a)	1,600,000	1,597,574
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,827,000	1,833,150
3.15% 1/15/20	2,000,000	2,020,376
4.2% 3/1/21	1,000,000	1,044,722
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,642,000	1,636,003
1.65% 5/22/18 (a)	1,000,000	992,604
Volkswagen International Finance NV 1.6% 11/20/17 (a)	1,090,000	1,082,939
		17,807,925
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	335,000	339,989
Media - 1.0%
CBS Corp. 2.3% 8/15/19	2,000,000	2,020,136
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	1,000,000	1,031,137
COX Communications, Inc. 6.25% 6/1/18 (a)	411,000	438,603
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,772,555
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,433,488
Viacom, Inc. 2.2% 4/1/19	821,000	818,766
Walt Disney Co. 1.1% 12/1/17	802,000	803,149
		9,317,834

TOTAL CONSUMER DISCRETIONARY		27,465,748

CONSUMER STAPLES - 3.5%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	3,621,000	3,638,341
2.65% 2/1/21	3,500,000	3,561,733
Heineken NV 1.4% 10/1/17 (a)	457,000	457,870
SABMiller Holdings, Inc. 2.45% 1/15/17 (a)	2,184,000	2,200,710
		9,858,654
Food & Staples Retailing - 0.3%
CVS Health Corp. 1.9% 7/20/18	1,733,000	1,749,264
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	212,000	212,919
1.75% 5/30/18	1,272,000	1,273,369
		3,235,552
Food Products - 0.6%
General Mills, Inc. 1.4% 10/20/17	2,053,000	2,060,397
H.J. Heinz Co. 1.6% 6/30/17 (a)	1,180,000	1,184,359
The J.M. Smucker Co. 1.75% 3/15/18	533,000	535,133
Tyson Foods, Inc. 2.65% 8/15/19	821,000	840,567
William Wrigley Jr. Co. 1.4% 10/21/16 (a)	560,000	560,981
		5,181,437
Tobacco - 1.5%
BAT International Finance PLC:
1.1439% 6/15/18 (a)(b)	2,000,000	1,996,584
1.85% 6/15/18 (a)	3,000,000	3,020,238
2.75% 6/15/20 (a)	1,570,000	1,614,858
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	867,000	871,602
2.05% 7/20/18 (a)	2,000,000	2,010,882
Philip Morris International, Inc.:
1.25% 8/11/17	1,349,000	1,352,235
1.375% 2/25/19	2,000,000	2,000,564
Reynolds American, Inc.:
2.3% 6/12/18	349,000	354,109
3.25% 6/12/20	576,000	600,202
		13,821,274

TOTAL CONSUMER STAPLES		32,096,917

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	473,231
Noble Holding International Ltd. 4% 3/16/18 (b)	60,000	58,155
Petrofac Ltd. 3.4% 10/10/18 (a)	1,478,000	1,431,607
		1,962,993
Oil, Gas & Consumable Fuels - 3.4%
BG Energy Capital PLC 2.875% 10/15/16 (a)	1,109,000	1,114,282
BP Capital Markets PLC:
1.375% 5/10/18	895,000	891,729
1.676% 5/3/19	432,000	431,791
2.248% 11/1/16	1,084,000	1,088,282
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	333,996
Columbia Pipeline Group, Inc. 2.45% 6/1/18	1,054,000	1,052,158
ConocoPhillips Co.:
1.5% 5/15/18	2,114,000	2,098,707
2.2% 5/15/20	2,000,000	1,992,376
Enbridge, Inc.:
1.0831% 6/2/17 (b)	1,459,000	1,430,978
1.2751% 10/1/16 (b)	2,053,000	2,041,425
Enterprise Products Operating LP:
1.65% 5/7/18	1,000,000	998,224
2.55% 10/15/19	162,000	164,365
Exxon Mobil Corp. 1.708% 3/1/19	2,000,000	2,014,784
Kinder Morgan Energy Partners LP 2.65% 2/1/19	79,000	78,252
Kinder Morgan, Inc. 3.05% 12/1/19	1,480,000	1,474,850
Marathon Petroleum Corp. 2.7% 12/14/18	197,000	199,759
Petro-Canada 6.05% 5/15/18	821,000	878,936
Petrobras Global Finance BV 3.25% 3/17/17	1,232,000	1,230,768
Petroleos Mexicanos:
3.125% 1/23/19	143,000	142,142
5.5% 2/4/19 (a)	1,000,000	1,044,500
Phillips 66 Co. 2.95% 5/1/17	534,000	542,508
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,232,000	1,229,264
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,188,710
Southwestern Energy Co. 3.3% 1/23/18	321,000	309,765
Spectra Energy Partners LP 2.95% 6/15/16	257,000	257,109
TransCanada PipeLines Ltd.:
1.3086% 6/30/16 (b)	3,284,000	3,284,680
1.625% 11/9/17	750,000	748,772
1.875% 1/12/18	1,642,000	1,641,128
3.125% 1/15/19	754,000	770,800
		30,675,040

TOTAL ENERGY		32,638,033

FINANCIALS - 22.0%
Banks - 12.8%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (a)	957,000	955,373
Bank of America Corp.:
2% 1/11/18	2,340,000	2,348,646
2.6% 1/15/19	5,000,000	5,078,195
Bank of Montreal 1.4% 4/10/18	800,000	800,505
Bank of Nova Scotia 1.375% 12/18/17	878,000	878,012
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.45% 9/8/17 (a)	1,150,000	1,148,016
1.55% 9/9/16 (a)	945,000	946,090
1.7% 3/5/18 (a)	1,642,000	1,641,028
Barclays PLC:
2% 3/16/18	1,000,000	998,377
2.75% 11/8/19	2,000,000	1,997,276
3.25% 1/12/21	928,000	935,605
BNP Paribas 2.375% 9/14/17	1,700,000	1,718,190
BPCE SA 1.625% 2/10/17	1,080,000	1,081,852
Citigroup, Inc.:
1.55% 8/14/17	4,105,000	4,108,941
1.7% 4/27/18	2,280,000	2,274,941
1.85% 11/24/17	821,000	823,163
2.15% 7/30/18	750,000	755,573
2.5% 9/26/18	1,200,000	1,218,150
2.5% 7/29/19	2,805,000	2,841,830
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,633,700
2.3% 12/3/18	593,000	595,919
2.45% 12/4/19	1,240,000	1,246,188
2.55% 5/13/21	1,300,000	1,297,594
Commonwealth Bank of Australia 2.05% 3/15/19	2,000,000	2,014,220
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	2,000,000	2,016,394
Credit Suisse New York Branch:
1.1553% 5/26/17 (b)	1,642,000	1,640,560
1.375% 5/26/17	4,105,000	4,104,462
1.75% 1/29/18	1,642,000	1,645,985
Discover Bank:
2% 2/21/18	3,496,000	3,487,739
2.6% 11/13/18	1,000,000	1,005,842
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,076,702
Fifth Third Bank:
2.15% 8/20/18	963,000	973,524
2.375% 4/25/19	1,000,000	1,013,721
HSBC Bank PLC 1.5% 5/15/18 (a)	1,090,000	1,087,907
HSBC U.S.A., Inc.:
1.7% 3/5/18	994,000	994,314
2.625% 9/24/18	821,000	835,298
Huntington National Bank 2% 6/30/18	1,570,000	1,575,150
ING Bank NV 1.8% 3/16/18 (a)	2,000,000	2,003,408
Intesa Sanpaolo SpA 2.375% 1/13/17	3,428,000	3,443,663
JPMorgan Chase & Co.:
1.35% 2/15/17	6,568,000	6,581,517
1.7% 3/1/18	821,000	822,564
2% 8/15/17	1,642,000	1,654,827
2.35% 1/28/19	2,000,000	2,031,388
KeyBank NA 1.7% 6/1/18	1,183,000	1,184,086
La Caisse Centrale 1.75% 1/29/18 (a)	1,232,000	1,233,073
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,231,448
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,700,000	1,736,914
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (a)	1,232,000	1,231,293
Mizuho Bank Ltd.:
1.0801% 9/25/17 (a)(b)	1,642,000	1,634,934
1.55% 10/17/17 (a)	2,693,000	2,687,466
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	237,308
MUFG Union Bank NA 1.5% 9/26/16	753,000	754,396
Nordea Bank AB 1.875% 9/17/18 (a)	1,200,000	1,204,458
PNC Bank NA:
1.5% 2/23/18	1,100,000	1,102,218
1.8% 11/5/18	1,500,000	1,511,544
1.95% 3/4/19	1,500,000	1,513,895
Regions Financial Corp.:
2% 5/15/18	1,654,000	1,653,522
3.2% 2/8/21	1,000,000	1,010,572
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,037,533
1.5% 1/16/18	1,815,000	1,817,777
2.2% 7/27/18	821,000	832,948
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (b)	1,807,000	1,805,795
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,054,807
1.75% 1/16/18	1,642,000	1,643,908
1.8% 7/18/17	1,618,000	1,623,027
2.05% 1/18/19	2,000,000	2,006,752
SunTrust Banks, Inc. 3.5% 1/20/17	1,190,000	1,204,253
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,217,796
1.5% 12/1/17	1,642,000	1,647,855
2% 8/14/17	1,848,000	1,863,702
		117,015,629
Capital Markets - 3.4%
Deutsche Bank AG London Branch:
1.4% 2/13/17	4,105,000	4,098,748
2.5% 2/13/19	1,000,000	997,078
2.85% 5/10/19	2,240,000	2,241,028
Goldman Sachs Group, Inc.:
1.3239% 5/22/17 (b)	1,000,000	1,000,208
1.748% 9/15/17	2,874,000	2,873,951
2% 4/25/19	2,000,000	2,004,716
2.375% 1/22/18	1,807,000	1,826,436
2.55% 10/23/19	830,000	841,384
2.625% 1/31/19	3,232,000	3,286,440
Lazard Group LLC 6.85% 6/15/17	28,000	29,363
Morgan Stanley:
1.875% 1/5/18	821,000	823,821
2.375% 7/23/19	700,000	707,404
2.5% 1/24/19	2,000,000	2,031,010
2.65% 1/27/20	2,000,000	2,030,000
5.45% 1/9/17	2,792,000	2,864,246
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	589,914
1.375% 8/14/17	1,618,000	1,616,977
1.8% 3/26/18	1,174,000	1,178,822
		31,041,546
Consumer Finance - 2.5%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,050,559
1.875% 11/5/18	835,000	839,200
2.25% 5/5/21	1,000,000	999,382
Capital One Financial Corp. 2.45% 4/24/19	1,180,000	1,190,503
Discover Financial Services 6.45% 6/12/17	2,587,000	2,699,995
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	1,001,882
1.684% 9/8/17	1,642,000	1,643,281
2.145% 1/9/18	1,642,000	1,650,709
2.24% 6/15/18	1,895,000	1,904,784
3% 6/12/17	2,422,000	2,455,835
Hyundai Capital America:
1.45% 2/6/17 (a)	1,151,000	1,150,701
2% 3/19/18 (a)	821,000	822,058
2.125% 10/2/17 (a)	1,196,000	1,201,968
2.875% 8/9/18 (a)	583,000	593,372
Synchrony Financial:
1.875% 8/15/17	193,000	192,870
2.6% 1/15/19	2,248,000	2,262,891
		22,659,990
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (a)	1,232,000	1,234,734
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	1,092,000	1,099,352
1.7% 3/15/19	748,000	754,971
Berkshire Hathaway, Inc. 1.55% 2/9/18	912,000	918,979
McGraw Hill Financial, Inc. 2.5% 8/15/18	489,000	496,608
Moody's Corp. 2.75% 7/15/19	1,500,000	1,535,592
		6,040,236
Insurance - 2.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	543,000	552,348
AFLAC, Inc. 2.4% 3/16/20	1,000,000	1,023,313
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,999,364
5.85% 1/16/18	979,000	1,044,167
Aon Corp. 5% 9/30/20	703,000	777,964
Assurant, Inc. 2.5% 3/15/18	920,000	928,390
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	979,436
MetLife, Inc. 1.756% 12/15/17 (b)	382,000	384,356
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	3,284,000	3,291,248
1.5% 1/10/18 (a)	2,101,000	2,106,834
New York Life Global Funding 1.55% 11/2/18 (a)	1,610,000	1,615,819
Pricoa Global Funding I:
1.15% 11/25/16 (a)	904,000	904,177
1.9% 9/21/18 (a)	750,000	756,349
Principal Life Global Funding II 2.25% 10/15/18 (a)	1,500,000	1,524,323
Prudential Financial, Inc. 2.3% 8/15/18	300,000	304,826
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	238,000	241,776
		18,434,690
Real Estate Investment Trusts - 0.3%
Boston Properties, Inc. 3.7% 11/15/18	825,000	861,456
ERP Operating LP 2.375% 7/1/19	528,000	536,556
Health Care REIT, Inc.:
2.25% 3/15/18	280,000	281,729
4.7% 9/15/17	500,000	517,344
Select Income REIT 2.85% 2/1/18	395,000	396,676
		2,593,761
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	633,640
Ventas Realty LP:
1.25% 4/17/17	405,000	404,444
1.55% 9/26/16	236,000	236,230
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	572,000	572,696
Washington Prime Group LP 3.85% 4/1/20	1,191,000	1,215,057
		3,062,067

TOTAL FINANCIALS		200,847,919

HEALTH CARE - 2.9%
Biotechnology - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	1,532,000	1,535,254
1.8% 5/14/18	2,061,000	2,064,695
2.5% 5/14/20	891,000	899,055
Amgen, Inc. 1.25% 5/22/17	1,634,000	1,634,652
Celgene Corp. 2.125% 8/15/18	718,000	725,241
		6,858,897
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,133,654
Medtronic, Inc. 1.5% 3/15/18	1,358,000	1,366,724
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,563,000	1,569,310
		4,069,688
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	229,000	230,770
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,041,658
UnitedHealth Group, Inc. 1.9% 7/16/18	1,400,000	1,417,405
WellPoint, Inc. 1.875% 1/15/18	532,000	533,746
		4,223,579
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	253,000	252,951
2.15% 12/14/18	398,000	400,939
		653,890
Pharmaceuticals - 1.2%
Actavis Funding SCS:
1.7124% 3/12/18 (b)	2,053,000	2,060,900
2.35% 3/12/18	1,642,000	1,655,197
3% 3/12/20	687,000	696,021
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,710,000	1,707,255
Mylan N.V. 2.6% 6/9/19 (a)	476,000	475,467
Mylan, Inc. 1.35% 11/29/16	299,000	298,679
Perrigo Co. PLC:
1.3% 11/8/16	302,000	301,264
2.3% 11/8/18	1,504,000	1,497,578
3.5% 3/15/21	695,000	706,698
Zoetis, Inc.:
1.875% 2/1/18	1,399,000	1,397,770
3.45% 11/13/20	223,000	228,935
		11,025,764

TOTAL HEALTH CARE		26,831,818

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
L-3 Communications Corp. 1.5% 5/28/17	813,000	812,978
Lockheed Martin Corp. 1.85% 11/23/18	2,830,000	2,855,119
		3,668,097
Industrial Conglomerates - 0.3%
Danaher Corp. 1.65% 9/15/18	1,842,000	1,861,656
Roper Technologies, Inc. 2.05% 10/1/18	750,000	756,287
		2,617,943
Machinery - 0.0%
John Deere Capital Corp. 1.6% 7/13/18	279,000	281,179
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.125% 1/15/18	405,000	404,494

TOTAL INDUSTRIALS		6,971,713

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.65% 6/15/18	1,200,000	1,212,367
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,390,734
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)(c)	1,790,000	1,813,787
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	186,239
6.55% 10/1/17	2,775,000	2,956,005
		6,346,765
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	915,000	929,051
3.65% 8/22/18	522,000	538,769
		1,467,820
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18 (a)	2,000,000	2,034,588

TOTAL INFORMATION TECHNOLOGY		11,061,540

MATERIALS - 0.6%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,970,000	1,957,272
Ecolab, Inc.:
1.45% 12/8/17	488,000	488,117
1.55% 1/12/18	1,642,000	1,642,571
		4,087,960
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	535,275
Rio Tinto Finance (U.S.A.) PLC 1.482% 6/17/16 (b)	821,000	821,228
		1,356,503

TOTAL MATERIALS		5,444,463

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
1.4% 12/1/17	904,000	903,688
2.3% 3/11/19	1,000,000	1,013,616
2.4% 3/15/17	1,642,000	1,657,829
2.45% 6/30/20	823,000	827,014
BellSouth Corp. 4.4% 4/26/17 (a)(b)	2,000,000	2,052,326
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,298,044
1.625% 6/28/16	1,515,000	1,515,879
2.35% 2/14/19	1,774,000	1,805,010
CenturyLink, Inc. 5.15% 6/15/17	904,000	927,061
Verizon Communications, Inc.:
1.35% 6/9/17	1,279,000	1,282,855
4.5% 9/15/20	2,500,000	2,742,143
		17,025,465
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.6324% 9/12/16 (b)	986,000	986,967
2.375% 9/8/16	1,258,000	1,262,197
Vodafone Group PLC:
1.25% 9/26/17	1,000,000	996,926
1.5% 2/19/18	821,000	818,996
1.625% 3/20/17	1,184,000	1,187,674
		5,252,760

TOTAL TELECOMMUNICATION SERVICES		22,278,225

UTILITIES - 2.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,259,636
Duke Energy Corp.:
1.0086% 4/3/17 (b)	2,469,000	2,465,919
1.625% 8/15/17	495,000	497,188
2.1% 6/15/18	1,000,000	1,007,256
Eversource Energy 1.45% 5/1/18	239,000	237,852
Exelon Corp.:
1.55% 6/9/17	155,000	155,006
2.85% 6/15/20	228,000	233,060
FirstEnergy Corp. 2.75% 3/15/18	2,632,000	2,651,000
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,501,823
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,546,613
PPL Capital Funding, Inc. 1.9% 6/1/18	644,000	643,475
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,018,331
Southern Co. 1.85% 7/1/19	2,250,000	2,255,582
TECO Finance, Inc. 1.2288% 4/10/18 (b)	2,200,000	2,164,015
		17,636,756
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.5% 6/1/18	1,173,000	1,172,883
1.85% 12/1/17	321,000	322,819
		1,495,702
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	2,150,000	2,152,227
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	696,819
1.9% 6/15/18	1,261,000	1,261,671
1.95% 8/15/16	697,000	698,365
2.5% 12/1/19	1,029,000	1,042,702
2.9286% 9/30/66 (b)	1,097,000	811,920
Wisconsin Energy Corp. 1.65% 6/15/18	456,000	457,518
		7,121,222

TOTAL UTILITIES		26,253,680

TOTAL NONCONVERTIBLE BONDS
(Cost $390,880,611)		391,890,056

U.S. Government and Government Agency Obligations - 27.1%
U.S. Government Agency Obligations - 2.1%
Fannie Mae:
1% 2/26/19	$10,421,000	$10,390,581
1.125% 12/14/18	158,000	158,312
1.875% 9/18/18	114,000	116,236
Federal Home Loan Bank 0.01% 6/29/18	2,425,000	2,418,942
Freddie Mac 0.75% 4/9/18	5,576,000	5,554,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		18,638,732

U.S. Treasury Obligations - 25.0%
U.S. Treasury Notes:
0.875% 7/15/18	2,074,000	2,072,055
0.875% 5/15/19	122,544,000	121,969,499
1% 5/15/18	37,155,000	37,229,013
1.125% 1/15/19	15,658,000	15,711,832
1.375% 2/28/19	13,945,600	14,087,775
1.375% 3/31/20	37,000,000	37,208,125

TOTAL U.S. TREASURY OBLIGATIONS		228,278,299

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $247,501,731)		246,917,031

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 1.5%
2.419% 11/1/34 (b)	123,591	129,377
2.455% 2/1/44 (b)	117,547	121,582
2.494% 4/1/44 (b)	184,981	190,994
2.501% 10/1/35 (b)	271,541	284,487
2.517% 2/1/35 (b)	234,600	245,916
2.523% 2/1/44 (b)	109,712	113,206
2.526% 10/1/41 (b)	311,788	329,994
2.545% 5/1/35 (b)	212,337	224,007
2.545% 11/1/36 (b)	280,692	295,295
2.547% 1/1/44 (b)	189,237	195,851
2.557% 1/1/40 (b)	236,551	248,886
2.557% 6/1/42 (b)	88,461	91,765
2.57% 7/1/35 (b)	767,893	811,189
2.591% 5/1/44 (b)	209,856	216,868
2.603% 12/1/33 (b)	122,210	128,956
2.617% 4/1/35 (b)	74,421	78,394
2.627% 3/1/40 (b)	127,769	134,774
2.632% 5/1/44 (b)	308,598	320,209
2.674% 12/1/34 (b)	104,926	111,124
2.68% 4/1/44 (b)	441,197	455,949
2.681% 9/1/41 (b)	441,460	467,545
2.685% 12/1/39 (b)	62,255	65,832
2.689% 2/1/42 (b)	555,371	579,572
2.757% 1/1/42 (b)	442,491	460,648
2.81% 8/1/41 (b)	330,755	350,503
2.936% 3/1/40 (b)	183,451	193,669
2.947% 8/1/41 (b)	70,342	73,358
2.951% 11/1/40 (b)	57,869	60,929
2.98% 9/1/41 (b)	65,859	68,876
2.991% 10/1/41 (b)	35,994	37,571
3.248% 7/1/41 (b)	91,439	96,096
3.358% 10/1/41 (b)	48,698	51,049
3.5% 1/1/26 to 9/1/29	3,621,267	3,851,711
3.557% 7/1/41 (b)	121,105	127,631
4.5% 6/1/19 to 7/1/20	127,745	132,118
5.5% 11/1/17 to 11/1/34	2,238,562	2,490,959
6.5% 6/1/16	5	5
7% 4/1/17 to 11/1/18	1,909	1,935

TOTAL FANNIE MAE		13,838,830

Freddie Mac - 0.8%
2.356% 10/1/42 (b)	425,551	451,029
2.461% 11/1/35 (b)	142,669	149,362
2.599% 4/1/40 (b)	118,912	125,479
2.608% 4/1/40 (b)	130,733	137,423
2.631% 8/1/36 (b)	84,560	89,089
2.988% 8/1/41 (b)	224,641	238,110
3% 8/1/21	582,678	608,092
3.123% 9/1/41 (b)	136,010	142,707
3.205% 9/1/41 (b)	71,692	75,288
3.216% 4/1/41 (b)	71,071	74,439
3.29% 6/1/41 (b)	71,505	75,191
3.433% 5/1/41 (b)	57,077	59,933
3.5% 8/1/26	1,809,022	1,916,523
3.632% 6/1/41 (b)	108,429	114,123
3.703% 5/1/41 (b)	87,062	91,702
4% 6/1/24 to 4/1/26	2,073,354	2,209,298
4.5% 8/1/18 to 11/1/18	362,423	373,343
8.5% 5/1/26 to 7/1/28	27,991	33,248

TOTAL FREDDIE MAC		6,964,379

Ginnie Mae - 0.0%
5.5% 6/15/35	221,493	253,618
7% 1/15/25 to 6/15/32	137,319	163,520

TOTAL GINNIE MAE		417,138

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $20,845,596)		21,220,347

Asset-Backed Securities - 13.5%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$195,445	$190,470
Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	69,143	62,901
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	8,138	8,137
Series 2015-1 Class A3, 1.39% 9/16/19	1,110,000	1,112,073
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	456,966
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	545,661
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,293,824
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,916,665
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,971,978
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,056,977
Series 2015-3 Class A, 1.63% 5/15/20	1,570,000	1,565,522
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	1,610,000	1,614,113
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,475,366
Series 2014-4 Class A, 1.43% 6/15/20	2,422,000	2,432,399
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	379,131	379,047
Series 2014-1 Class A3, 0.9% 2/8/19	420,300	420,046
Series 2014-2 Class A3, 0.94% 2/8/19	1,274,402	1,272,548
Series 2014-4 Class A3, 1.27% 7/8/19	414,000	413,849
Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,498,146
Series 2016-1 Class A3, 2.14% 10/8/20	856,000	858,928
Series 2016-2 Class A2A, 1.42% 10/8/19	1,000,000	999,486
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	11,399	8,444
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	67,779	60,636
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	144,090	48,071
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,990,754
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	306,948	306,851
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,233,340
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	879,510	879,833
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,209,552
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	822,852
Series 2016-1 Class A3, 1.71% 4/20/20	1,021,000	1,023,189
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,988,760
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,942,979
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500,000	1,510,968
Carmax Auto Owner Trust:
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,242,690
Series 2015-3 Class A3, 1.63% 5/15/20	761,000	764,828
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	228,766	127,237
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (a)	99,992	99,906
Chase Issuance Trust:
Series 2014-A1 Class A, 1.15% 1/15/19	1,232,000	1,233,475
Series 2014-A7 Class A, 1.38% 11/15/19	2,064,000	2,070,481
Series 2015-A2, Class A, 1.59% 2/18/20	1,416,000	1,425,522
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	2,500,000	2,498,272
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	437,043	437,130
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,395,653	1,391,863
Citibank Credit Card Issuance Trust:
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,645,542
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,599,381
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (b)	7,098	6,773
Series 2004-2 Class 3A4, 0.946% 7/25/34 (b)	51,255	42,054
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	7,671	6,681
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	9,950	9,208
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (a)	112,655	112,636
Series 2015-1 Class A3, 1.3% 3/23/20 (a)	800,000	799,156
Series 2015-2 Class A2A, 1.42% 12/22/17 (a)	1,000,000	999,068
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	1,485,000	1,495,047
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,657,799
Series 2015-A2 Class A, 1.9% 10/17/22	2,000,000	2,022,382
Series 2016-A1 Class A1, 1.64% 7/15/21	1,630,000	1,640,459
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	520,897	520,344
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,354,414	1,351,053
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,282,768	1,280,217
Fannie Mae Series 2004-T5:
Class AB1, 0.9389% 5/28/35 (b)	128,250	118,386
Class AB3, 1.235% 5/28/35 (b)	55,367	47,863
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	36,914	34,987
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	1,809,050	1,814,067
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,500,409
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	674,000	685,662
Series 2015-C Class A3, 1.41% 2/15/20	1,169,000	1,172,406
Series 2016-B Class A3, 1.33% 10/15/20	1,262,000	1,262,612
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,524,434
Series 2014-1 Class A1, 1.2% 2/15/19	2,677,000	2,675,612
Series 2014-4 Class A1, 1.4% 8/15/19	3,614,000	3,615,308
Series 2015-4 Class A1, 1.77% 8/15/20	1,580,000	1,581,260
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.8639% 11/25/34 (b)	85,621	8,761
Class M5, 1.9389% 11/25/34 (b)	20,864	318
Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	120,398	104,505
Class M4, 1.466% 1/25/35 (b)	44,055	23,868
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	127,452	113,780
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (a)	408,693	408,666
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,417,551	1,418,852
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,372,549
Series 2015-2 Class A3, 1.68% 12/20/18	1,164,000	1,169,453
Series 2016-2 Class A2A, 1.49% 10/22/18	1,446,000	1,443,267
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	1,900,000	1,895,948
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	1,350,000	1,349,732
Home Equity Asset Trust:
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	36,254	33,778
Series 2004-1 Class M2, 2.146% 6/25/34 (b)	43,293	37,829
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	754,000	753,985
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	128,988	80,346
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	1,336,203	1,336,523
Series 2015-A Class A3, 1.42% 9/17/18 (a)	1,232,000	1,234,058
Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,479,000	1,481,593
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	1,159,000	1,161,711
Series 2016-A Class A3, 1.56% 9/15/20	591,000	592,945
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	932,000	927,969
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	6,028	5,991
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	36,796	435
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	800,000	801,421
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	8,819	8,779
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	73,529	70,788
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	113,943	99,592
Series 2004-NC8 Class M6, 2.321% 9/25/34 (b)	37,940	34,926
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	28,589	25,821
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	20,925	488
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	859,232	859,188
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	216,785	216,766
Nissan Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.37% 5/15/20	1,147,000	1,149,590
Series 2016-A Class A3, 1.34% 10/15/20	923,000	923,730
Series 2016-B Class A3, 1.32% 1/15/21	1,007,000	1,006,330
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,643,716
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.3711% 10/30/45 (b)	374,960	351,994
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	654,824	602,215
Class M4, 2.6139% 9/25/34 (b)	892,159	536,631
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	153,762	137,254
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	648	562
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	754,000	755,645
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	87,143	81,059
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 1.2139% 6/15/33 (b)	163,120	154,594
Class C, 1.5839% 6/15/33 (b)	379,351	355,385
Series 2004-B:
Class A2, 0.8339% 6/15/21(b)	216,332	215,503
Class C, 1.5039% 9/15/33 (b)	485,344	451,968
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	4,924	4,220
Synchrony Credit Card Master Note Trust Series 2015-3 class A, 1.74% 9/15/21	1,000,000	1,001,800
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	71,344	64,387
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.51% 4/15/20	809,000	808,888
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	360,667	360,607
Series 2015-A Class A3, 1.25% 12/20/17	510,000	508,495
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	768,501	766,226
Series 2014-1 Class A3, 0.91% 10/22/18	839,837	836,861
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	1,020,000	1,008,551
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	1,289,000	1,288,261
World Omni Auto Receivables Trust:
Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,509,520
Series 2016-A Class A3, 1.77% 9/15/21	1,299,000	1,309,366
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	1,180,000	1,184,194
TOTAL ASSET-BACKED SECURITIES
(Cost $123,374,387)		123,175,724

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6981% 4/26/36 (a)(b)	228,397	224,201
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(b)	449,596	459,657
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	40,434	37,346
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	56,861	51,422
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	560,140	559,178
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7865% 6/10/35 (a)(b)	19,792	17,265
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,752	2,686

TOTAL PRIVATE SPONSOR		1,351,755

U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2015-27 Class KF, 0.746% 5/25/45 (b)	3,064,566	3,061,041
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	469,426	494,690
planned amortization class Series 2012-94 Class E, 3% 6/25/22	273,582	279,564
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	119,619	135,866
Series 2009-31 Class A, 4% 2/25/24	46,008	46,820
Series 2016-27:
Class HK, 3% 1/25/41	2,681,144	2,777,000
Class KG, 3% 1/25/40	1,445,477	1,497,210
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	394,849	411,779
Series 3949 Class MK, 4.5% 10/15/34	297,158	320,899
Series 4221-CLS Class GA, 1.4% 7/15/23	1,322,289	1,310,977
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,890,137	1,919,312

TOTAL U.S. GOVERNMENT AGENCY		12,255,158

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,629,198)		13,606,913

Commercial Mortgage Securities - 7.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(e)	128,612	520
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2007-3 Class A5, 5.377% 6/10/49	1,793,000	1,844,890
Series 2007-5 Class A1A, 5.361% 2/10/51	3,472,192	3,602,141
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	753,733	752,963
Series 2007-2:
Class A1A, 5.7388% 4/10/49 (b)	1,639,188	1,672,827
Class A4, 5.7898% 4/10/49 (b)	1,473,124	1,484,509
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.446% 6/15/49	1,002,000	1,001,036
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.5828% 5/15/32 (a)(b)	1,012,833	1,004,443
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	3,518	3,218
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	370,225	316,443
Class B1, 1.846% 1/25/36 (a)(b)	15,120	11,443
Class M1, 0.896% 1/25/36 (a)(b)	116,442	92,814
Class M2, 0.916% 1/25/36 (a)(b)	53,823	41,610
Class M3, 0.946% 1/25/36 (a)(b)	57,845	42,882
Class M4, 1.056% 1/25/36 (a)(b)	29,599	21,458
Class M5, 1.096% 1/25/36 (a)(b)	29,599	21,515
Class M6, 1.146% 1/25/36 (a)(b)	30,037	21,906
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	3,685	457
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	174,839	148,925
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	40,016	33,810
Class A2, 0.766% 7/25/37 (a)(b)	37,480	29,872
Class M1, 0.816% 7/25/37 (a)(b)	13,358	10,178
Class M2, 0.856% 7/25/37 (a)(b)	7,496	5,271
Class M3, 0.936% 7/25/37 (a)(b)	5,779	3,671
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	54,588	43,634
Class M1, 0.756% 7/25/37 (a)(b)	41,240	31,294
Class M2, 0.786% 7/25/37 (a)(b)	43,359	31,621
Class M3, 0.816% 7/25/37 (a)(b)	70,184	36,213
Class M4, 0.946% 7/25/37 (a)(b)	110,985	40,907
Class M5, 1.046% 7/25/37 (a)(b)	51,446	6,969
Series 2007-4A:
Class A2, 0.996% 9/25/37 (a)(b)	481,894	108,426
Class M1, 1.396% 9/25/37 (a)(b)	46,273	13,814
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)	3,469,238	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	831,428	832,952
Series 2006-PW14 Class A1A, 5.189% 12/11/38	489,263	492,920
Series 2007-PW18 Class A4, 5.7% 6/11/50	798,721	825,444
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	13,403	13,079
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	745,124	776,235
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(b)	2,738,067	2,739,823
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	363,680	364,911
Series 2007-C6 Class A4, 5.8994% 12/10/49 (b)	1,996,000	2,061,721
Series 2013-GC11 Class A1, 0.754% 4/10/46	264,031	262,556
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.484% 4/15/47	821,348	839,152
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.3365% 6/11/27 (a)(b)	2,052,405	2,042,157
Series 2013-CR9 Class A1, 1.344% 7/10/45	18,535	18,529
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530,000	1,570,606
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	16,009	15,952
sequential payer Series 2006-C8 Class A1A, 5.292% 12/10/46	1,213,869	1,229,700
Credit Suisse Mortgage Trust Series 2007-4 Class A4, 5.9419% 9/15/39 (b)	1,218,731	1,258,669
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (a)(b)	180,000	176,021
Class C, 2.6828% 3/15/17 (a)(b)	176,000	171,201
Class D, 3.6328% 3/15/17 (a)(b)	543,000	530,781
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	59,878	59,873
Series K707 Class A1, 1.615% 9/25/18	747,342	749,898
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	2,742,558	2,744,310
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,727,752	1,763,171
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	2,234,467	2,270,899
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	6,155	6,152
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	290,000	287,659
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(b)	445,622	439,422
Series 2016-ICE2 Class A, 2.3628% 2/15/33 (a)(b)	1,292,000	1,295,041
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	536,491	538,515
Class A4, 5.56% 11/10/39	1,277,220	1,280,312
Series 2013-GC12 Class A1, 0.742% 6/10/46 (b)	288,953	287,282
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4374% 11/5/30 (a)(b)	814,229	814,268
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	270,000	271,435
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(b)	737,000	733,512
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(b)	1,232,000	1,200,655
Series 2014-FL5 Class A, 1.4128% 7/15/31 (a)(b)	867,332	864,095
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	753,653	754,772
Series 2006-LDP8 Class A4, 5.399% 5/15/45	233,686	233,667
Series 2006-LDP9 Class A3, 5.336% 5/15/47	1,694,192	1,712,034
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,561,276	3,613,836
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (b)	1,941,673	1,984,455
Series 2007-LDPX Class A3, 5.42% 1/15/49	362,957	368,942
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	801,000	832,052
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	229,443	229,196
Series 2007-CB19 Class A1A, 5.8886% 2/12/49 (b)	1,486,912	1,526,478
Series 2013-C13 Class A1, 1.3029% 1/15/46	770,487	769,810
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	234,884	235,283
Series 2007-C1 Class A4, 5.424% 2/15/40	1,588,641	1,610,203
Series 2007-C7 Class A3, 5.866% 9/15/45	683,600	716,465
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.2328% 9/15/28 (a)(b)	1,130,532	1,129,200
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	462,265	461,852
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	901,505	914,060
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	45,397	45,321
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	18,970	18,971
Class E, 0.6828% 10/15/20 (a)(b)	105,926	105,932
Class F, 0.7328% 10/15/20 (a)(b)	63,569	63,572
Class G, 0.7728% 10/15/20 (a)(b)	78,581	78,585
Class H, 0.8628% 10/15/20 (a)(b)	49,464	49,297
Class J, 1.0128% 10/15/20 (a)(b)	28,557	27,582
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	430,302	436,716
Series 2007-IQ14 Class A2, 5.61% 4/15/49	168,731	168,832
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,618,000	1,651,506
Series 2007-T27 Class A1A, 5.8202% 6/11/42 (b)	1,341,999	1,388,194
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	965,000	963,275
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	246,969	245,635
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	2,118,154	2,141,240
Class A4, 5.308% 11/15/48	262,691	264,144
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	254,332
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	581,508	580,548
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	78,986	78,812
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	168,522	167,400
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $72,546,548)		70,132,787

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $1,598,526)	1,500,000	1,624,515

Supranational Obligations - 0.1%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $688,227)	$689,000	$688,246

Bank Notes - 2.1%
Bank of America NA:
1.75% 6/5/18	$1,500,000	$1,503,255
5.3% 3/15/17	250,000	257,650
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,466,872
Capital One Bank NA:
1.15% 11/21/16	779,000	779,240
1.2% 2/13/17	1,625,000	1,623,304
1.3% 6/5/17	1,232,000	1,232,811
Capital One NA:
1.5% 9/5/17	1,000,000	996,797
1.65% 2/5/18	1,232,000	1,229,197
Discover Bank 3.1% 6/4/20	750,000	762,968
KeyBank NA:
1.65% 2/1/18	735,000	734,993
2.35% 3/8/19	1,000,000	1,011,357
2.5% 12/15/19	777,000	787,347
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,639,232
2.3% 1/30/19	1,080,000	1,096,159
Marshall & Ilsley Bank 5% 1/17/17	558,000	569,451
RBS Citizens NA 2.5% 3/14/19	527,000	530,814
Regions Bank 7.5% 5/15/18	250,000	272,760
Regions Financial Corp. 2.25% 9/14/18	2,070,000	2,079,994
TOTAL BANK NOTES
(Cost $19,504,940)		19,574,201
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $17,961,732)	17,961,732	17,961,732
	Maturity Amount	Value

Cash Equivalents - 1.3%
Investment in repurchase agreement with Mizuho Securities U.S.A., Inc. at:
1.88%, dated 2/19/16 due 8/17/16 (Collateralized by U.S. Government Obligations valued at $4,142,161, 3% - 6.20%, 11/25/32 - 7/25/39)	4,037,600	4,001,000
1.9%, dated 3/8/16 due 9/2/16 (Collateralized by U.S. Government Obligations valued at $5,173,103, 4% - 6.11%, 6/25/37 - 6/25/41)	5,046,972	5,000,800
Investment in repurchase agreement with Morgan Stanley & Co., Inc. at 1.55%, dated 5/19/16 due 8/17/16 (Collateralized by Equity Securities valued at $3,241,816)	3,011,625	3,000,900
TOTAL CASH EQUIVALENTS
(Cost $12,000,000)		12,002,700
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $920,531,496)		918,794,252
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,930,494)
NET ASSETS - 100%		$911,863,758

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 9,796	$(84)	$0	$(84)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,032,525 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,017

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$391,890,056	$--	$391,890,056	$--
U.S. Government and Government Agency Obligations	246,917,031	--	246,917,031	--
U.S. Government Agency - Mortgage Securities	21,220,347	--	21,220,347	--
Asset-Backed Securities	123,175,724	--	122,917,008	258,716
Collateralized Mortgage Obligations	13,606,913	--	13,606,913	--
Commercial Mortgage Securities	70,132,787	--	70,118,516	14,271
Municipal Securities	1,624,515	--	1,624,515	--
Supranational Obligations	688,246	--	688,246	--
Bank Notes	19,574,201	--	19,574,201	--
Money Market Funds	17,961,732	17,961,732	--	--
Cash Equivalents	12,002,700	--	12,002,700	--
Total Investments in Securities:	$918,794,252	$17,961,732	$900,559,533	$272,987
Derivative Instruments:
Liabilities
Swaps	$(84)	$--	$(84)	$--
Total Liabilities	$(84)	$--	$(84)	$--
Total Derivative Instruments:	$(84)	$--	$(84)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $920,191,427. Net unrealized depreciation aggregated $1,397,175, of which $3,441,783 related to appreciated investment securities and $4,838,958 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

May 31, 2016

LTB-QTLY-0716
1.804849.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 2.0%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,008,195
1.7% 2/22/19	1,918,000	1,934,702
2.125% 10/10/18	500,000	508,598
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	1,998,470
1.45% 8/1/16 (a)	1,461,000	1,462,199
1.65% 5/18/18 (a)	3,000,000	2,995,452
2.25% 3/2/20 (a)	3,020,000	3,038,600
2.375% 8/1/18 (a)	1,000,000	1,014,563
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	3,010,098
3% 9/25/17	3,000,000	3,038,778
3.15% 1/15/20	5,000,000	5,050,940
3.2% 7/13/20	5,000,000	5,046,315
4.2% 3/1/21	3,000,000	3,134,166
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	996,348
2.4% 5/22/20 (a)	3,098,000	3,069,641
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	615,984
2.125% 11/20/18 (a)	1,500,000	1,493,487
2.375% 3/22/17 (a)	600,000	603,468
		44,020,004
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,128,676
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	753,051
2.2% 5/26/20	5,000,000	5,054,525
2.75% 12/9/20	345,000	354,204
		6,161,780
Household Durables - 0.4%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,055,000
4% 2/15/20	3,000,000	3,097,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,593,750
		7,746,250
Media - 3.0%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,017,802
CBS Corp. 2.3% 8/15/19	1,980,000	1,999,935
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,311,370
Comcast Corp.:
5.7% 5/15/18	42,000	45,661
6.3% 11/15/17	6,000,000	6,443,838
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,268,644
Discovery Communications LLC 5.05% 6/1/20	322,000	350,753
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,040,290
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,059,206
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,178,199
6.75% 7/1/18	1,141,000	1,243,926
8.25% 4/1/19	500,000	578,391
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,015,342
6.875% 6/15/18	5,095,000	5,618,170
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,983,674
3.5% 4/1/17	455,000	462,206
6.125% 10/5/17	3,179,000	3,346,041
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,093,528
		65,056,976

TOTAL CONSUMER DISCRETIONARY		124,113,686

CONSUMER STAPLES - 5.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,023,945
2.15% 2/1/19	1,500,000	1,516,125
2.65% 2/1/21	7,890,000	8,029,164
3.3% 2/1/23	4,190,000	4,306,599
Heineken NV 1.4% 10/1/17 (a)	321,000	321,611
PepsiCo, Inc. 7.9% 11/1/18	815,000	941,872
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,336,634
2.45% 1/15/17 (a)	1,280,000	1,289,793
		23,765,743
Food & Staples Retailing - 1.1%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,563,537
2.25% 12/5/18	8,376,000	8,511,934
2.25% 8/12/19	5,000,000	5,089,970
2.8% 7/20/20	1,496,000	1,538,198
Kroger Co. 1.1629% 10/17/16 (b)	5,000,000	5,005,500
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,000,225
		24,709,364
Food Products - 1.6%
Cargill, Inc. 6% 11/27/17 (a)	106,000	113,211
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,235,461
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,010,809
2.2% 10/21/19	2,000,000	2,029,788
5.7% 2/15/17	5,000,000	5,166,150
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	615,844
5.375% 2/10/20	5,000,000	5,562,955
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,897,502
2.5% 3/15/20	1,964,000	2,000,118
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,166,831
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	431,759
		34,230,428
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,141,920
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,047,222
2.75% 6/15/20 (a)	3,160,000	3,250,288
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	1,906,000	1,916,117
2.05% 7/20/18 (a)	2,866,000	2,881,594
2.95% 7/21/20 (a)	3,000,000	3,081,324
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,913,971
1.875% 1/15/19	2,641,000	2,674,617
1.875% 2/25/21	3,088,000	3,079,344
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,787,495
3.25% 6/12/20	1,162,000	1,210,824
4% 6/12/22	1,077,000	1,157,350
		40,142,066

TOTAL CONSUMER STAPLES		122,847,601

ENERGY - 5.7%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,486,194
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	833,884
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,125
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	612,737
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,005,295
4% 3/16/18 (b)	102,000	98,864
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	968,611
Transocean, Inc. 3% 10/15/17 (c)	3,500,000	3,403,750
		14,666,460
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
4.85% 3/15/21	559,000	579,266
6.375% 9/15/17	71,000	74,707
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	622,953
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,981,725
1.676% 5/3/19	989,000	988,522
2.248% 11/1/16	620,000	622,449
2.521% 1/15/20	4,688,000	4,773,256
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	407,671
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	303,960
Chevron Corp. 1.961% 3/3/20	4,000,000	4,011,744
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,103,317
3.3% 6/1/20	1,439,000	1,443,455
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,341,366
2.2% 5/15/20	1,962,000	1,954,521
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	285,430
2.7% 4/1/19	821,000	768,910
Devon Energy Corp. 2.25% 12/15/18	3,484,000	3,344,131
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,615
Enbridge, Inc. 1.0831% 6/2/17 (b)	2,613,000	2,562,815
Encana Corp. 6.5% 5/15/19	5,000,000	5,069,150
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	729,555
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,624,551
2.55% 10/15/19	178,000	180,599
2.85% 4/15/21	1,590,000	1,609,096
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,829,125
2.726% 3/1/23	2,954,000	3,009,680
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (a)	20,000	20,000
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,720,563
Kinder Morgan, Inc.:
2% 12/1/17	393,000	388,498
3.05% 12/1/19	4,285,000	4,270,088
Marathon Petroleum Corp. 2.7% 12/14/18	436,000	442,107
Petro-Canada 6.05% 5/15/18	3,326,000	3,560,706
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,496,500
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	3,030,000
Petroleos Mexicanos:
3.125% 1/23/19	77,000	76,538
3.5% 7/18/18	5,000,000	5,015,000
3.5% 7/23/20	1,355,000	1,326,206
5.5% 2/4/19 (a)	2,000,000	2,089,000
6.375% 2/4/21 (a)	2,000,000	2,145,200
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,280,076
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	2,846,298
5.75% 1/15/20	962,000	1,009,632
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	997,779
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,296,098
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,389,340
4.05% 1/23/20	864,000	773,280
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,663
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,174
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,010,917
Total Capital International SA 2.125% 1/10/19	2,000,000	2,024,718
TransCanada PipeLines Ltd.:
1.4208% 1/12/18 (b)	2,500,000	2,466,115
1.625% 11/9/17	3,000,000	2,995,089
1.875% 1/12/18	3,000,000	2,998,407
3.125% 1/15/19	1,693,000	1,730,722
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,219,658
5.375% 6/1/21	600,000	604,041
		106,586,982

TOTAL ENERGY		121,253,442

FINANCIALS - 33.2%
Banks - 16.2%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,065,240
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	569,396
2.25% 6/13/19	3,250,000	3,299,504
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	519,116
4% 4/14/19 (a)	2,575,000	2,520,281
6.369% 6/16/18 (a)	962,000	992,784
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,433,198
2% 1/11/18	11,200,000	11,241,384
2.25% 4/21/20	6,000,000	5,976,810
2.6% 1/15/19	7,495,000	7,612,214
2.625% 4/19/21	4,000,000	4,015,416
2.65% 4/1/19	7,100,000	7,227,850
5.75% 12/1/17	1,150,000	1,216,526
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,060,926
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	589,126
2.3% 3/5/20 (a)	3,000,000	3,015,204
2.35% 9/8/19 (a)	3,050,000	3,077,657
2.7% 9/9/18 (a)	500,000	510,045
Barclays PLC:
2% 3/16/18	5,000,000	4,991,885
2.75% 11/8/19	2,831,000	2,827,144
2.875% 6/8/20	3,000,000	2,980,485
3.25% 1/12/21	2,046,000	2,062,767
BNP Paribas 2.375% 9/14/17	6,000,000	6,064,200
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,023,673
BPCE SA 2.5% 7/15/19	2,000,000	2,027,264
Capital One NA:
2.35% 8/17/18	500,000	504,948
2.4% 9/5/19	2,000,000	2,013,516
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,113,872
Citigroup, Inc.:
1.55% 8/14/17	2,000,000	2,001,920
1.7% 4/27/18	1,500,000	1,496,672
1.75% 5/1/18	2,870,000	2,870,517
1.85% 11/24/17	3,000,000	3,007,905
2.15% 7/30/18	2,000,000	2,014,862
2.4% 2/18/20	4,000,000	4,023,384
2.5% 9/26/18	1,500,000	1,522,688
2.5% 7/29/19	2,000,000	2,026,260
2.55% 4/8/19	3,000,000	3,044,535
2.65% 10/26/20	3,000,000	3,015,846
4.4% 6/10/25	2,604,000	2,675,139
Citizens Bank NA:
2.3% 12/3/18	1,384,000	1,390,813
2.45% 12/4/19	3,000,000	3,014,970
2.55% 5/13/21	5,699,000	5,688,451
Comerica, Inc. 2.125% 5/23/19	345,000	343,932
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	759,332
2.3% 9/6/19	2,000,000	2,026,838
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,011,264
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,173,016
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	6,000,000	6,049,182
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	2,004,854
2.3% 5/28/19	5,750,000	5,811,514
3% 10/29/21	1,500,000	1,522,149
Discover Bank:
2% 2/21/18	5,920,000	5,906,011
2.6% 11/13/18	2,000,000	2,011,684
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,810
2.875% 7/27/20	3,200,000	3,253,440
4.5% 6/1/18	3,024,000	3,170,346
Fifth Third Bank 2.375% 4/25/19	2,000,000	2,027,442
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,008,268
HBOS PLC 6.75% 5/21/18 (a)	509,000	547,389
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,566,986
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,011,912
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,019,998
2.625% 9/24/18	262,000	266,563
Huntington Bancshares, Inc.:
3.15% 3/14/21	3,000,000	3,074,832
7% 12/15/20	180,000	208,344
Huntington National Bank 2.2% 4/1/19	1,000,000	1,002,374
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,008,520
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,799,117
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,505,145
1.625% 5/15/18	4,500,000	4,497,737
2% 8/15/17	4,500,000	4,535,154
2.2% 10/22/19	10,058,000	10,122,683
2.25% 1/23/20	3,000,000	3,010,695
2.35% 1/28/19	1,942,000	1,972,478
2.55% 10/29/20	3,000,000	3,027,858
2.75% 6/23/20	3,000,000	3,055,719
KeyCorp. 2.3% 12/13/18	2,000,000	2,017,994
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,003,484
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	2,998,656
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	3,000,654
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,086,856
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,936,013
1.8% 3/26/18 (a)	1,500,000	1,501,191
2.45% 4/16/19 (a)	1,400,000	1,416,549
2.65% 9/25/19 (a)	2,000,000	2,036,752
Mizuho Financial Group, Inc. 2.632% 4/12/21 (a)	5,180,000	5,203,383
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,239,549
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,017,067
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,104,234
1.8% 11/5/18	2,000,000	2,015,392
2.15% 4/29/21	5,000,000	5,012,825
2.4% 10/18/19	3,000,000	3,054,609
Regions Financial Corp.:
2% 5/15/18	5,330,000	5,328,460
3.2% 2/8/21	4,000,000	4,042,288
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,724,162
4.65% 1/27/26	2,144,000	2,239,097
Royal Bank of Scotland Group PLC 1.5686% 3/31/17 (b)	8,715,000	8,709,187
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	942,921
2.25% 7/11/19	3,500,000	3,533,978
2.45% 1/10/19	590,000	599,534
2.45% 1/16/20	3,000,000	3,036,081
2.65% 7/23/20	3,000,000	3,058,542
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,505,249
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	934,704
2.5% 5/1/19	550,000	557,857
2.9% 3/3/21	2,828,000	2,873,740
3.5% 1/20/17	1,378,000	1,394,504
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,005,270
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	4,006,052
2.25% 11/5/19	2,000,000	2,033,244
2.625% 9/10/18	1,200,000	1,229,786
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,302,769
2.15% 1/15/19	5,500,000	5,573,447
2.6% 7/22/20	3,000,000	3,059,400
		347,276,459
Capital Markets - 4.7%
Credit Suisse AG 6% 2/15/18	3,680,000	3,890,032
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	998,477
2.5% 2/13/19	2,250,000	2,243,426
2.85% 5/10/19	5,210,000	5,212,391
Goldman Sachs Group, Inc.:
1.4339% 12/15/17 (b)	3,000,000	3,000,210
2.375% 1/22/18	8,850,000	8,945,191
2.625% 1/31/19	13,000,000	13,218,972
2.625% 4/25/21	2,097,000	2,103,434
5.95% 1/18/18	1,693,000	1,805,803
6.15% 4/1/18	402,000	433,340
Lazard Group LLC:
4.25% 11/14/20	543,000	570,254
6.85% 6/15/17	125,000	131,084
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,016,662
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	42,343
6.875% 4/25/18	726,000	792,354
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,006,872
2.125% 4/25/18	3,580,000	3,607,999
2.375% 7/23/19	9,660,000	9,762,174
2.5% 1/24/19	1,750,000	1,777,134
2.5% 4/21/21	4,000,000	3,988,992
2.65% 1/27/20	11,000,000	11,165,000
4.75% 3/22/17	2,000,000	2,055,378
4.875% 11/1/22	2,000,000	2,169,780
5.5% 1/26/20	2,000,000	2,214,748
5.625% 9/23/19	112,000	124,021
5.95% 12/28/17	383,000	407,428
7.3% 5/13/19	603,000	690,214
UBS AG Stamford Branch:
1.3301% 3/26/18 (b)	3,000,000	3,003,039
1.375% 6/1/17	5,675,000	5,674,177
1.375% 8/14/17	6,700,000	6,695,766
		100,746,695
Consumer Finance - 4.3%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	2,992,500
3.25% 11/5/18	3,000,000	2,988,750
4.25% 4/15/21	2,920,000	2,927,300
American Express Co. 1.55% 5/22/18	3,000,000	3,002,490
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,594,652
2.25% 5/5/21	4,000,000	3,997,528
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	622,244
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,498,510
Discover Financial Services 6.45% 6/12/17	3,381,000	3,528,675
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	2,003,764
1.684% 9/8/17	1,000,000	1,000,780
2.145% 1/9/18	2,500,000	2,513,260
2.24% 6/15/18	6,000,000	6,030,978
2.597% 11/4/19	5,000,000	5,075,690
2.875% 10/1/18	2,500,000	2,550,893
3% 6/12/17	4,500,000	4,562,865
3.157% 8/4/20	3,000,000	3,075,147
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	631,836
2% 3/19/18 (a)	1,891,000	1,893,438
2.125% 10/2/17 (a)	2,437,000	2,449,161
2.55% 2/6/19 (a)	4,759,000	4,819,425
2.6% 3/19/20 (a)	2,000,000	2,010,574
2.875% 8/9/18 (a)	2,606,000	2,652,361
Synchrony Financial:
1.875% 8/15/17	173,000	172,883
2.6% 1/15/19	5,887,000	5,925,995
2.7% 2/3/20	2,500,000	2,496,908
3% 8/15/19	3,000,000	3,033,114
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,032,710
2% 10/24/18	2,500,000	2,534,858
		91,619,289
Diversified Financial Services - 1.5%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	2,004,438
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	620,000	624,174
1.7% 3/15/19	1,631,000	1,646,201
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,461,775
Brixmor Operating Partnership LP 3.875% 8/15/22	1,161,000	1,162,840
GE Capital International Funding Co. 2.342% 11/15/20 (a)	11,630,000	11,853,901
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,633,032
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	355,011
2.75% 12/1/20	2,101,000	2,160,227
McGraw Hill Financial, Inc. 2.5% 8/15/18	1,049,000	1,065,321
Moody's Corp. 2.75% 7/15/19	8,000,000	8,189,824
		33,156,744
Insurance - 3.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,193,194
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,139,878
AIA Group Ltd. 2.25% 3/11/19 (a)	3,529,000	3,544,242
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,347,769
3.3% 3/1/21	987,000	1,012,321
4.875% 6/1/22	1,484,000	1,621,052
5.85% 1/16/18	1,910,000	2,037,139
Aon Corp. 5% 9/30/20	2,178,000	2,410,251
Aon PLC 2.8% 3/15/21	7,000,000	7,045,199
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,018,240
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	259,000	228,568
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,546
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,113,481
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	500,957
2.35% 3/6/20	5,000,000	5,037,210
2.55% 10/15/18	517,000	525,824
3.3% 3/14/23	1,731,000	1,766,070
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,018,357
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	270,659
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,503,311
1.5% 1/10/18 (a)	4,431,000	4,443,305
2% 4/14/20 (a)	3,000,000	2,990,073
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,512,649
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,765,597
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	2,000,392
1.6% 5/29/18 (a)	967,000	971,767
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,228,215
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,622,922
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	284,442
Unum Group:
5.625% 9/15/20	2,743,000	3,022,597
7.125% 9/30/16	704,000	716,918
		79,911,145
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	200,314
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,301,727
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,865,966
5.875% 10/15/19	446,000	497,765
DDR Corp.:
3.5% 1/15/21	360,000	366,657
4.75% 4/15/18	1,634,000	1,707,842
7.5% 4/1/17	389,000	407,318
Duke Realty LP:
5.95% 2/15/17	354,000	364,442
6.75% 3/15/20	35,000	40,050
8.25% 8/15/19	7,000	8,264
Equity One, Inc. 6% 9/15/17	509,000	532,667
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,667,592
3.375% 6/1/25	3,000,000	3,110,925
5.75% 6/15/17	442,000	461,856
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,055,085
5.9% 4/1/20	5,000	5,673
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,051,513
Health Care Property Investors, Inc. 6% 1/30/17	750,000	771,293
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	251,544
4.7% 9/15/17	2,436,000	2,520,500
HRPT Properties Trust:
6.25% 6/15/17	186,000	189,745
6.65% 1/15/18	95,000	99,352
Select Income REIT 2.85% 2/1/18	597,000	599,534
Simon Property Group LP 2.2% 2/1/19	462,000	469,484
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	450,360
		25,997,468
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,277
5.7% 5/1/17	369,000	381,733
Digital Realty Trust LP 3.4% 10/1/20	1,735,000	1,779,052
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,106,204
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,128,811
5.5% 12/15/16	2,260,000	2,306,985
6.625% 10/1/17	5,307,000	5,631,969
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	439,444
4.5% 4/18/22	185,000	185,628
7.75% 8/15/19	1,298,000	1,461,580
Regency Centers LP 5.875% 6/15/17	187,000	194,728
Tanger Properties LP 6.125% 6/1/20	606,000	685,044
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,879,414
1.55% 9/26/16	346,000	346,337
3.125% 6/15/23	591,000	589,630
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,745,119
4% 4/30/19	6,000,000	6,274,830
4.25% 3/1/22	4,000,000	4,263,672
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,132,216
		33,585,673

TOTAL FINANCIALS		712,293,473

HEALTH CARE - 4.1%
Biotechnology - 1.3%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,064,256
1.8% 5/14/18	3,972,000	3,979,122
2.5% 5/14/20	5,952,000	6,005,806
Amgen, Inc.:
1.0339% 5/22/17 (b)	3,000,000	3,000,684
1.25% 5/22/17	1,500,000	1,500,599
2.125% 5/1/20	1,618,000	1,625,910
2.2% 5/22/19	4,290,000	4,350,845
5.85% 6/1/17	446,000	466,354
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,564,622
2.875% 8/15/20	3,000,000	3,069,480
		26,627,678
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,492,125
2.675% 12/15/19	329,000	335,741
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,781,370
2.5% 3/15/20	2,200,000	2,261,576
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,712,908
		8,583,720
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 1.95% 6/15/18	462,000	465,570
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	273,636
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,497,549
2.25% 6/15/19	1,000,000	1,007,711
McKesson Corp. 2.284% 3/15/19	686,000	695,548
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,131,952
1.9% 7/16/18	3,000,000	3,037,296
2.125% 3/15/21	3,000,000	3,008,802
2.7% 7/15/20	1,361,000	1,407,901
2.875% 12/15/21	2,000,000	2,072,038
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,070
2.25% 8/15/19	2,950,000	2,971,211
		18,896,284
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,974
2.15% 12/14/18	881,000	887,506
2.4% 2/1/19	3,086,000	3,121,035
3% 4/15/23	5,000,000	5,015,630
		9,160,145
Pharmaceuticals - 1.1%
Actavis Funding SCS:
1.3% 6/15/17	2,400,000	2,392,570
2.35% 3/12/18	3,000,000	3,024,111
2.45% 6/15/19	352,000	354,698
3% 3/12/20	1,157,000	1,172,193
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,860,010
Mylan N.V.:
2.6% 6/9/19 (a)	1,127,000	1,125,738
3.25% 6/9/21 (a)	2,306,000	2,303,325
Mylan, Inc. 1.35% 11/29/16	160,000	159,828
Perrigo Co. PLC:
1.3% 11/8/16	200,000	199,513
2.3% 11/8/18	3,430,000	3,415,354
3.5% 3/15/21	1,519,000	1,544,566
Perrigo Finance PLC 3.5% 12/15/21	263,000	266,001
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,335
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,440,214
3.45% 11/13/20	493,000	506,121
		23,974,577

TOTAL HEALTH CARE		87,242,404

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,689,062
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,684,901
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,403,458
The Boeing Co. 1.65% 10/30/20	3,000,000	2,992,296
		14,769,717
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	72,143	73,989
6.795% 2/2/20	2,618	2,713
6.9% 7/2/19	24,663	25,171
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	151,811	156,365
8.36% 1/20/19	96,657	102,031
		360,269
Industrial Conglomerates - 0.6%
Covidien International Finance SA 6% 10/15/17	442,000	470,282
Danaher Corp.:
1.65% 9/15/18	3,976,000	4,018,428
2.4% 9/15/20	619,000	638,001
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,943,467
3% 12/15/20	5,100,000	5,221,655
		13,291,833
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	263,984
John Deere Capital Corp. 1.6% 7/13/18	590,000	594,607
		858,591
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	413,483
2.625% 9/4/18	1,628,000	1,621,607
3.375% 6/1/21	5,097,000	5,142,771
3.75% 2/1/22	1,228,000	1,245,883
3.875% 4/1/21	500,000	515,980
4.75% 3/1/20	605,000	645,838
		9,585,562

TOTAL INDUSTRIALS		38,865,972

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,030,918
2.125% 3/1/19	1,500,000	1,533,053
2.45% 6/15/20	3,000,000	3,095,322
		7,659,293
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,422,659
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)(d)	4,200,000	4,255,814
4.42% 6/15/21 (a)(d)	4,200,000	4,288,158
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,024,324
2.375% 12/17/18	99,000	99,663
6.55% 10/1/17	4,476,000	4,767,956
		17,858,574
IT Services - 0.4%
MasterCard, Inc. 2% 4/1/19	289,000	294,207
The Western Union Co.:
2.875% 12/10/17	773,000	784,870
3.65% 8/22/18	3,111,000	3,210,938
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,551,803
2.95% 3/15/17	1,057,000	1,063,339
		7,905,157
Software - 0.3%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,590,797
2.5% 5/15/22	5,000,000	5,081,215
		6,672,012
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 2.85% 5/6/21	850,000	886,802
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,069,176
3.6% 10/15/20 (a)	3,000,000	3,082,128
		8,038,106

TOTAL INFORMATION TECHNOLOGY		48,133,142

MATERIALS - 0.9%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,325,563
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,305,498
Ecolab, Inc.:
1.45% 12/8/17	335,000	335,080
1.55% 1/12/18	2,500,000	2,500,870
Monsanto Co. 2.125% 7/15/19	3,000,000	3,021,087
Sherwin-Williams Co. 1.35% 12/15/17	620,000	620,133
		13,108,231
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,433,568
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	655,587
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	653,250
2.375% 3/15/18	4,000,000	3,880,000
Vale Overseas Ltd. 6.25% 1/23/17	403,000	409,549
		7,031,954

TOTAL MATERIALS		20,140,185

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,619,441
2.375% 11/27/18	10,000,000	10,156,650
2.4% 3/15/17	2,700,000	2,726,028
2.45% 6/30/20	1,563,000	1,570,623
2.8% 2/17/21	4,000,000	4,053,976
5.875% 10/1/19	5,034,000	5,665,324
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,130,815
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	1,000,019
1.625% 6/28/16	4,314,000	4,316,502
2.35% 2/14/19	4,296,000	4,371,094
CenturyLink, Inc. 6.15% 9/15/19	592,000	620,860
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	618,249
1.35% 6/9/17	750,000	752,261
2.625% 2/21/20	2,913,000	2,984,130
3% 11/1/21	4,318,000	4,443,649
3.65% 9/14/18	6,000,000	6,293,184
4.5% 9/15/20	4,000,000	4,387,428
6.1% 4/15/18	3,425,000	3,716,197
		64,426,430
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,654,827
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,618,592
1.625% 3/20/17	5,400,000	5,416,756
5.45% 6/10/19	2,000,000	2,200,326
		12,890,501

TOTAL TELECOMMUNICATION SERVICES		77,316,931

UTILITIES - 4.6%
Electric Utilities - 2.6%
AmerenUE 6.4% 6/15/17	519,000	547,288
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,826,472
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,211
Duke Energy Corp.:
1.0086% 4/3/17 (b)	2,894,000	2,890,388
1.625% 8/15/17	3,304,000	3,318,604
2.1% 6/15/18	5,395,000	5,434,146
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,592
Edison International:
2.95% 3/15/23	730,000	736,578
3.75% 9/15/17	431,000	443,566
Eversource Energy:
1.45% 5/1/18	153,000	152,265
2.5% 3/15/21	896,000	908,588
Exelon Corp.:
1.55% 6/9/17	311,000	311,012
2.85% 6/15/20	458,000	468,164
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,700,021
4.25% 3/15/23	600,000	619,313
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	702,723
Hydro-Quebec 2% 6/30/16	2,500,000	2,503,075
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,601,760
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,114
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,714,128
6.5% 8/1/18	273,000	301,942
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,907,528
PacifiCorp 5.5% 1/15/19	2,750,000	3,024,722
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	120,883
PG&E Corp. 2.4% 3/1/19	74,000	75,083
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,036,662
Southern Co.:
1.85% 7/1/19	3,000,000	3,007,443
2.35% 7/1/21	5,250,000	5,259,728
TECO Finance, Inc.:
1.2288% 4/10/18 (b)	3,000,000	2,950,929
5.15% 3/15/20	252,000	275,849
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,149,557
2.4% 3/15/21	1,050,000	1,065,357
		56,300,691
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,150,113
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.:
1.85% 12/1/17	704,000	707,990
2.375% 6/1/20	1,087,000	1,095,233
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,856,587
		4,659,810
Multi-Utilities - 1.7%
Ameren Illinois Co. 6.125% 11/15/17	62,000	66,227
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,001,036
2% 11/15/18	544,000	550,125
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,526,274
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,224,165
1.9% 6/15/18	2,540,000	2,541,351
2.5% 12/1/19	7,382,000	7,480,299
2.9286% 9/30/66 (b)	651,000	481,823
7.5% 6/30/66 (b)	567,000	473,445
NiSource Finance Corp.:
3.85% 2/15/23	700,000	741,467
5.45% 9/15/20	43,000	48,296
6.4% 3/15/18	888,000	958,008
NSTAR 4.5% 11/15/19	2,500,000	2,715,475
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,140,580
Sempra Energy:
2.3% 4/1/17	4,935,000	4,971,741
2.4% 3/15/20	1,890,000	1,908,333
2.85% 11/15/20	1,392,000	1,423,348
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,016,007
2.45% 6/15/20	2,901,000	2,955,165
6.25% 5/15/67 (b)	454,000	373,415
		37,596,580

TOTAL UTILITIES		99,707,194

TOTAL NONCONVERTIBLE BONDS
(Cost $1,440,645,570)		1,451,914,030

U.S. Treasury Obligations - 10.8%
U.S. Treasury Notes:
0.875% 5/15/19	$88,827,000	$88,410,564
1.125% 1/15/19	11,574,000	11,613,791
1.375% 3/31/20 (e)	24,683,000	24,821,842
1.375% 1/31/21	40,000,000	40,012,480
1.75% 12/31/20	10,000,000	10,174,220
2.25% 3/31/21	55,000,000	57,242,955
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $233,032,935)		232,275,852

U.S. Government Agency - Mortgage Securities - 0.6%
Fannie Mae - 0.4%
2.545% 11/1/36 (b)	134,393	141,385
2.557% 1/1/40 (b)	149,611	157,412
2.557% 6/1/42 (b)	48,978	50,808
2.57% 7/1/35 (b)	73,007	77,123
2.603% 12/1/33 (b)	596,061	628,961
2.617% 4/1/35 (b)	353,895	372,786
2.627% 3/1/40 (b)	79,418	83,772
2.685% 12/1/39 (b)	42,656	45,106
2.689% 2/1/42 (b)	520,110	542,775
2.757% 1/1/42 (b)	398,473	414,823
2.936% 3/1/40 (b)	115,334	121,757
2.951% 11/1/40 (b)	28,196	29,686
2.98% 9/1/41 (b)	32,089	33,558
2.991% 10/1/41 (b)	17,997	18,785
3.248% 7/1/41 (b)	49,502	52,024
3.358% 10/1/41 (b)	23,727	24,873
3.5% 7/1/26 to 10/1/29	3,763,291	4,009,467
3.557% 7/1/41 (b)	64,137	67,593
4.5% 3/1/35	33,245	36,337
6% 6/1/16 to 4/1/17	1,205	1,210
6.5% 6/1/16 to 8/1/36	460,683	535,769
7% 9/1/18 to 6/1/33	278,556	330,321
7.5% 8/1/17 to 3/1/28	80,245	94,629
8.5% 5/1/21 to 9/1/25	6,665	7,700
9.5% 2/1/25	468	505
10.5% 8/1/20	4,373	4,700

TOTAL FANNIE MAE		7,883,865

Freddie Mac - 0.2%
2.599% 4/1/40 (b)	74,492	78,605
2.608% 4/1/40 (b)	81,564	85,738
2.944% 2/1/40 (b)	133,210	140,690
3.205% 9/1/41 (b)	34,931	36,683
3.216% 4/1/41 (b)	39,350	41,215
3.29% 6/1/41 (b)	40,200	42,272
3.433% 5/1/41 (b)	28,968	30,418
3.5% 8/1/26	2,735,428	2,897,981
3.632% 6/1/41 (b)	62,562	65,847
3.703% 5/1/41 (b)	44,652	47,032
4.5% 8/1/18	141,154	145,222
5% 3/1/19	254,807	263,116
8.5% 9/1/24 to 8/1/27	28,372	34,014

TOTAL FREDDIE MAC		3,908,833

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	78,084	92,594
7.5% 2/15/28 to 10/15/28	3,434	4,144
8% 6/15/24	52	61
8.5% 10/15/21	22,339	25,213
11% 7/20/19 to 8/20/19	1,050	1,135

TOTAL GINNIE MAE		123,147

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,751,003)		11,915,845

Asset-Backed Securities - 7.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	$56,669	$51,553
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	32,283	31,099
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,950
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,892
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,070,630
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,424,174
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,871,921
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,005,811
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,121,073
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,010,135
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,796,230
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	201,714	201,669
Series 2014-2 Class A3, 0.94% 2/8/19	1,018,894	1,017,413
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,816
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,996,292
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,894,458
Series 2016-2 Class A2A, 1.42% 10/8/19	2,745,000	2,743,589
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (b)	5,024	4,623
Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	10,238	7,584
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	4,092	3,661
Series 2004-W11 Class M2, 1.496% 11/25/34 (b)	63,962	61,886
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	176,343	161,730
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	129,415	43,175
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (b)	139,415	120,644
Series 2006-HE2 Class M1, 0.816% 3/25/36 (b)	2,216	429
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,779,925
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.571% 2/25/35 (b)	371,058	329,848
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	859,057	859,372
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,807,826
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,662
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,210,850
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	205,465	114,277
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,020,173
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	4,000,000	3,997,235
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	902,447	902,627
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,635,546
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,956,016
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (b)	9,741	9,296
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	6,936	6,041
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	8,136	7,529
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,485,263
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,787,330
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,653,292
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	634,466	633,792
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	2,089,636	2,084,451
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,204,610	2,200,226
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (b)	4,436	3,835
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (b)	33,155	31,424
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	3,618,100	3,628,135
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	6,299,000	6,393,309
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,804,920
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,540,212
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	4,036,924
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,070,043
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,498,186
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,003,981
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,995,810
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (b)	81,136	70,426
Class M4, 1.466% 1/25/35 (b)	39,567	21,437
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (a)(b)	143,276	127,907
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	81,189	76,742
Class B, 0.7145% 11/15/34 (a)(b)	29,458	25,799
Class C, 0.8145% 11/15/34 (a)(b)	48,618	41,972
Class D, 1.1845% 11/15/34 (a)(b)	18,441	15,418
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,727,641	1,729,226
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,407,733
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,724,042
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,159,373
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	22,361	492
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	32,069	29,767
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	2,817	2,624
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	141,116	87,900
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	976,519	976,753
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,406,012
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,971,199
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	2,151,000	2,141,697
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (b)	20,316	9,280
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	4,937	4,907
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	392,000	185,310
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	33,048	391
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	13,369	11,174
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	27,271	25,340
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	9,649	9,604
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	152,430	146,747
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	4,895	4,279
Series 2004-NC8 Class M6, 2.321% 9/25/34 (b)	52,214	48,066
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	25,677	23,191
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	18,794	438
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (a)	1,718,464	1,718,376
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	162,650	151,808
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,502,613
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	60,741	55,861
Class M4, 2.6139% 9/25/34 (b)	77,891	46,851
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (b)	126,217	112,666
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	582	504
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	60,862	60,910
Series 2014-4 Class B, 1.82% 5/15/19	774,000	775,688
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (b)	78,393	72,919
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	56,707	53,125
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (b)	4,423	3,790
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,012,474
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	2,472	2,231
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (a)(b)	316,998	152,159
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,069,158
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,224,723
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,759,607
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,160,529
TOTAL ASSET-BACKED SECURITIES
(Cost $161,472,729)		162,621,031

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(b)	487,561	498,471
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	27,158	25,084
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	61,960	56,033
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,234,976	1,232,854
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	38,136	33,268
Class B6, 3.2865% 6/10/35 (a)(b)	63,443	53,351
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	2,472	2,413

TOTAL PRIVATE SPONSOR		1,901,474

U.S. Government Agency - 1.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	331,707	349,560
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	1,681	1,705
Series 2015-28 Class P, 2.5% 5/25/45	7,347,279	7,473,569
Series 2014-57 Class A, 3% 9/25/44	2,057,305	2,119,105
Series 2015-28 Class JE, 3% 5/25/45	5,586,870	5,789,588
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	2,389	2,404
Series 2363 Class PF, 6% 9/15/16	628	632
Series 3820 Class DA, 4% 11/15/35	275,501	287,314
Series 3777 Class AC, 3.5% 12/15/25	485,559	508,947
Series 3949 Class MK, 4.5% 10/15/34	208,588	225,254
Series 4472 Class WL, 3% 5/15/45	2,594,089	2,687,169
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	7,560,549	7,677,248

TOTAL U.S. GOVERNMENT AGENCY		27,122,495

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,158,011)		29,023,969

Commercial Mortgage Securities - 6.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	377,136	382,724
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (b)(g)	37,085	150
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	1,675,784	1,673,631
Series 2006-6 Class A3, 5.369% 10/10/45	14,848	14,847
Series 2007-5 Class A4, 5.492% 2/10/51	2,330,057	2,385,609
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	430,294	429,854
Series 2007-2 Class A4, 5.7898% 4/10/49 (b)	7,089,529	7,144,319
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	2,269,599	2,314,440
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 6/15/49 (d)	2,685,000	2,763,020
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.5828% 5/15/32 (a)(b)	1,985,271	1,968,826
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,610,253
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (a)(b)	3,160	2,891
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	81,075	69,297
Class B1, 1.846% 1/25/36 (a)(b)	3,491	2,642
Class M1, 0.896% 1/25/36 (a)(b)	26,153	20,846
Class M2, 0.916% 1/25/36 (a)(b)	7,846	6,066
Class M3, 0.946% 1/25/36 (a)(b)	11,458	8,494
Class M4, 1.056% 1/25/36 (a)(b)	6,337	4,594
Class M5, 1.096% 1/25/36 (a)(b)	6,337	4,606
Class M6, 1.146% 1/25/36 (a)(b)	6,731	4,909
Series 2006-3A Class M4, 0.876% 10/25/36 (a)(b)	3,310	410
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	52,656	44,852
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	55,517	46,907
Class A2, 0.766% 7/25/37 (a)(b)	51,904	41,368
Class M1, 0.816% 7/25/37 (a)(b)	18,226	13,887
Class M2, 0.856% 7/25/37 (a)(b)	9,847	6,925
Class M3, 0.936% 7/25/37 (a)(b)	7,561	4,803
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	49,028	39,190
Class M1, 0.756% 7/25/37 (a)(b)	10,876	8,253
Class M2, 0.786% 7/25/37 (a)(b)	11,669	8,510
Class M3, 0.816% 7/25/37 (a)(b)	18,001	9,288
Class M4, 0.946% 7/25/37 (a)(b)	28,483	10,498
Class M5, 1.046% 7/25/37 (a)(b)	13,767	1,865
Series 2007-4A Class M1, 1.396% 9/25/37 (a)(b)	12,186	3,638
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	451,908	452,736
Series 2006-PW14 Class A1A, 5.189% 12/11/38	343,541	346,108
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	12,038	11,747
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	722,246	752,402
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(b)	7,131,830	7,136,403
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,095,122
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,137,808	1,141,657
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,421,635
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	129,167	129,529
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.3365% 6/11/27 (a)(b)	1,500,000	1,492,510
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,203,708
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,062,018
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	813,115
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,014,217
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,013,310
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	981,334
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2845% 4/15/17 (a)(b)	14,378	14,327
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,089,788	1,104,000
Class A4, 5.306% 12/10/46	1,470,865	1,484,645
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	432,000	437,754
Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	1,433,621	1,459,448
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (a)(b)(g)	50	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (a)(b)	264,000	258,164
Class C, 2.6828% 3/15/17 (a)(b)	257,000	249,993
Class D, 3.6328% 3/15/17 (a)(b)	1,003,000	980,429
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	5,058,216	5,061,447
Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (a)(b)	2,358,850	2,403,453
Class CFX, 3.4949% 12/15/19 (a)(b)	1,059,000	1,055,474
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,596,152
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,810,670	4,889,107
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	916,664	928,941
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	21,402	21,390
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	148,789
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(b)	399,314	393,758
Series 2016-ICE2 Class A, 2.3628% 2/15/33 (a)(b)	2,828,000	2,834,656
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	296,484	297,602
Class A4, 5.56% 11/10/39	3,987,577	3,997,228
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,598,553
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4374% 11/5/30 (a)(b)	440,663	440,684
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	110,585
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,044,521
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,068,797
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,622,041
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(b)	1,100,000	1,072,013
Series 2014-FL5 Class A, 1.4128% 7/15/31 (a)(b)	1,056,206	1,052,264
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	809,354	809,393
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	54,035	54,017
Class A4, 5.399% 5/15/45	384,762	384,731
Series 2006-LDP9 Class A3, 5.336% 5/15/47	3,960,252	4,001,958
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	29,781	30,332
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,601,723	3,661,108
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,784,602
Series 2006-LDP7 Class A1A, 6.1472% 4/17/45 (b)	131,446	131,304
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	154,671	154,934
Series 2006-C7 Class A1A, 5.335% 11/15/38	2,176,274	2,195,147
Series 2007-C1 Class A4, 5.424% 2/15/40	2,979,954	3,020,400
Series 2006-C6 Class A1A, 5.342% 9/15/39 (b)	817,794	821,546
Series 2007-C7 Class A3, 5.866% 9/15/45	1,223,322	1,282,135
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	52,598	52,488
Series 2006-C2 Class A1A, 5.739% 8/12/43 (b)	251,010	250,786
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	4,517,740	4,580,658
Series 2007-6 Class B, 5.635% 3/12/51 (b)	216,000	60,632
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	842,557
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	40,774	40,705
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	17,037	17,039
Class E, 0.6828% 10/15/20 (a)(b)	95,138	95,143
Class F, 0.7328% 10/15/20 (a)(b)	57,094	57,097
Class G, 0.7728% 10/15/20 (a)(b)	70,577	70,581
Class H, 0.8628% 10/15/20 (a)(b)	44,426	44,276
Class J, 1.0128% 10/15/20 (a)(b)	25,649	24,773
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	321,169	325,956
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,006,429
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,635,000	2,689,566
Series 2007-T27 Class A1A, 5.8202% 6/11/42 (b)	817,333	845,467
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (a)	2,678	2,705
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(b)	2,027,000	2,023,376
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	302,252	303,027
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,851,517	1,871,696
Class A4, 5.308% 11/15/48	387,834	389,979
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,553,636
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	1,802,000	1,848,849
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (b)	3,063,532	3,125,586
Class A5, 6.1472% 2/15/51 (b)	143,000	148,949
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	346,352	345,781
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (b)	226,493	226,729
Class A3, 5.765% 7/15/45 (b)	63,990	63,849
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,339,714
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $142,975,588)		141,325,814

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,792,512
Series 2011:
5.665% 3/1/18	630,000	664,656
5.877% 3/1/19	4,715,000	5,106,392
Series 2013, 2.69% 12/1/17	500,000	503,870
TOTAL MUNICIPAL SECURITIES
(Cost $8,939,260)		9,067,430

Supranational Obligations - 0.0%
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,522)	$426,000	$425,534

Bank Notes - 2.1%
Bank of America NA:
1.65% 3/26/18	$1,924,000	$1,924,904
1.75% 6/5/18	2,000,000	2,004,340
5.3% 3/15/17	250,000	257,650
Capital One Bank NA:
1.3% 6/5/17	1,000,000	1,000,658
2.25% 2/13/19	1,000,000	1,003,194
Capital One NA 1.65% 2/5/18	3,000,000	2,993,175
Discover Bank 3.1% 6/4/20	3,590,000	3,652,071
Fifth Third Bank 2.875% 10/1/21	2,000,000	2,046,284
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	4,984,715
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,863,431
KeyBank NA:
1.65% 2/1/18	397,000	396,996
2.35% 3/8/19	2,000,000	2,022,714
2.5% 12/15/19	3,783,000	3,833,378
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,116,458
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,906,333
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,161,345
Regions Bank 7.5% 5/15/18	250,000	272,760
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,019,312
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,060,975
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,216,350
Union Bank NA 2.125% 6/16/17	700,000	704,641
Wachovia Bank NA 6% 11/15/17	570,000	607,015
TOTAL BANK NOTES
(Cost $44,631,714)		45,048,699
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $17,137,645)	165,120	16,507,031

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.40% (i)
(Cost $59,430,670)	59,430,670	59,430,670
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $2,149,600,647)		2,159,555,905
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,803,424)
NET ASSETS - 100%		$2,146,752,481

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$9,796	$(84)	$0	$(84)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,743,681 or 15.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,681.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,800
Fidelity Specialized High Income Central Fund	672,475
Total	$771,275

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$674,894	$--	$16,507,031	2.1%

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,451,914,030	$--	$1,451,914,030	$--
U.S. Government and Government Agency Obligations	232,275,852	--	232,275,852	--
U.S. Government Agency - Mortgage Securities	11,915,845	--	11,915,845	--
Asset-Backed Securities	162,621,031	--	162,256,986	364,045
Collateralized Mortgage Obligations	29,023,969	--	29,023,969	--
Commercial Mortgage Securities	141,325,814	--	141,321,766	4,048
Municipal Securities	9,067,430	--	9,067,430	--
Supranational Obligations	425,534	--	425,534	--
Bank Notes	45,048,699	--	45,048,699	--
Fixed-Income Funds	16,507,031	16,507,031	--	--
Money Market Funds	59,430,670	59,430,670	--	--
Total Investments in Securities:	$2,159,555,905	$75,937,701	$2,083,250,111	$368,093
Derivative Instruments:
Liabilities
Swaps	$(84)	$--	$(84)	$--
Total Liabilities	$(84)	$--	$(84)	$--
Total Derivative Instruments:	$(84)	$--	$(84)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,147,650,031. Net unrealized appreciation aggregated $11,905,874, of which $19,962,197 related to appreciated investment securities and $8,056,323 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2016

AMOR-QTLY-0716
1.804866.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 94.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.3%
2.064% 9/1/36 (a)	85	88
2.302% 6/1/36 (a)	39	41
2.31% 4/1/36 (a)	67	70
2.315% 1/1/35 (a)	174	181
2.315% 9/1/36 (a)	71	74
2.317% 5/1/36 (a)	216	227
2.408% 7/1/35 (a)	5	5
2.438% 8/1/35 (a)	261	275
2.5% 2/1/30	118	121
2.5% 6/1/31 (b)	100	103
2.509% 4/1/37 (a)	103	108
2.522% 3/1/36 (a)	107	112
2.534% 5/1/36 (a)	31	32
2.545% 11/1/36 (a)	35	37
2.557% 10/1/33 (a)	40	42
2.615% 7/1/35 (a)	43	46
2.627% 3/1/40 (a)	172	181
2.68% 6/1/36 (a)	381	403
2.689% 2/1/42 (a)	626	653
2.75% 10/1/36 (a)	172	182
2.757% 1/1/42 (a)	509	530
2.78% 9/1/37 (a)	29	31
2.833% 3/1/35 (a)	24	25
3% 6/1/31 (b)	9,100	9,484
3% 11/1/42 to 3/1/44	40,672	41,826
3% 6/1/46 (b)	68,500	70,126
3% 7/1/46 (b)	60,700	62,010
3.007% 8/1/41 (a)	363	380
3.347% 9/1/41 (a)	121	128
3.468% 12/1/40 (a)	5,114	5,366
3.5% 4/1/29 to 5/1/46	130,285	137,323
3.5% 6/1/46 (b)	36,700	38,403
3.5% 6/1/46 (b)	8,800	9,208
3.5% 6/1/46 (b)	8,800	9,208
4% 11/1/31 to 4/1/46	107,346	115,377
4% 6/1/46 (b)	12,200	13,025
4.5% 5/1/25 to 4/1/45	32,990	36,040
4.5% 6/1/46 (b)	1,400	1,525
5% 5/1/20 to 5/1/44	14,213	15,940
5.255% 8/1/41	827	925
5.5% 2/1/18 to 4/1/39	3,314	3,760
6.5% 7/1/16 to 5/1/38	1,258	1,439
7% 3/1/17 to 5/1/30	885	1,034
7.5% 8/1/22 to 9/1/32	547	654
8% 12/1/29 to 3/1/37	14	18
8.5% 2/1/22 to 3/1/23	54	61
9% 10/1/30	196	244
9.5% 7/1/16 to 8/1/22	3	3
		577,074
Freddie Mac - 20.7%
2.175% 6/1/37 (a)	29	30
2.207% 5/1/37 (a)	51	53
2.285% 8/1/37 (a)	77	81
2.32% 3/1/35 (a)	68	70
2.356% 10/1/42 (a)	485	514
2.368% 11/1/35 (a)	210	219
2.47% 3/1/36 (a)	228	237
2.481% 5/1/34 (a)	5	6
2.51% 6/1/37 (a)	21	22
2.54% 6/1/37 (a)	271	286
2.668% 4/1/37 (a)	53	56
2.698% 6/1/33 (a)	664	702
2.703% 6/1/37 (a)	460	484
2.795% 7/1/36 (a)	72	77
2.845% 4/1/37 (a)	9	9
3% 10/1/42 to 10/1/43	15,835	16,262
3% 6/1/46 (b)	20,900	21,387
3.03% 10/1/36 (a)	12	13
3.063% 9/1/41 (a)	545	570
3.075% 12/1/36 (a)	397	423
3.391% 10/1/35 (a)	38	41
3.429% 12/1/40 (a)	2,339	2,452
3.5% 6/1/32 to 5/1/46 (c)	92,992	97,791
3.5% 6/1/46(b)(d)	300	314
4% 2/1/41 to 4/1/46	40,987	44,008
4.5% 7/1/25 to 6/1/44(d)	8,915	9,747
5% 7/1/33 to 7/1/41	10,593	11,876
5.5% 10/1/17 to 10/1/39	9,861	11,090
6% 11/1/16 to 6/1/39	2,136	2,429
6.5% 7/1/16 to 9/1/39	3,611	4,111
7% 6/1/21 to 9/1/36	1,258	1,477
7.5% 9/1/16 to 7/1/34	1,584	1,893
8% 11/1/16 to 1/1/37	17	20
8.5% 8/1/16 to 9/1/20	1	1
9% 9/1/16 to 5/1/21	3	4
10% 12/1/18	0	0
		228,755
Ginnie Mae - 21.6%
3% 6/15/42 to 4/15/45	10,951	11,346
3% 6/1/46 (b)	24,630	25,480
3% 6/1/46 (b)	6,000	6,207
3% 6/1/46 (b)	5,200	5,380
3% 6/1/46 (b)	1,400	1,448
3.5% 11/20/41 to 5/20/46 (e)	56,605	59,962
3.5% 6/1/46 (b)	25,000	26,386
3.5% 6/1/46 (b)	15,700	16,570
3.5% 6/1/46 (b)	2,600	2,744
4% 7/20/33 to 8/15/43	32,243	34,789
4.5% 8/15/33 to 5/20/41	29,271	32,157
5% 9/20/33 to 6/15/41	9,360	10,557
5.5% 10/15/33 to 9/15/39	2,821	3,230
6.5% 10/15/34 to 7/15/36	182	212
7% 2/15/24 to 4/20/32	815	973
7.5% 12/15/21 to 12/15/29	295	347
8% 6/15/21 to 12/15/25	154	180
8.5% 1/15/17 to 10/15/28	130	154
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	1	1
		238,123
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,030,134)		1,043,952

Asset-Backed Securities - 5.6%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (f)	$2,692	$2,696
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (f)	3,008	3,004
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (f)	731	730
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (f)	1,404	1,403
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (f)	2,903	2,894
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (f)	353	353
Series 2013-D Class A, 1.54% 7/16/18 (f)	680	679
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (f)	7,410	7,396
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (f)	2,159	2,158
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (f)	319	319
Series 2016-1A Class A, 2.8% 7/15/20 (f)	4,692	4,696
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (f)	2,530	2,530
Series 2016-1 Class A, 2.53% 12/15/20 (f)	9,769	9,796
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	33	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	938	942
Series 2007-CH4 Class A3, 0.556% 2/25/32 (a)	716	716
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.736% 8/25/36 (a)	5,300	5,094
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (f)	5,771	5,757
Series 2016-1A Class A, 3.1294% 2/25/26 (f)	1,837	1,837
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (f)	1,049	1,050
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)	5,234	5,251
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.8689% 5/25/35 (a)	1,995	1,936
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)	681	678
TOTAL ASSET-BACKED SECURITIES
(Cost $61,908)		61,916

Collateralized Mortgage Obligations - 11.3%
Private Sponsor - 5.0%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.573% 6/27/36 (a)(f)	6,532	6,262
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.8841% 12/26/35 (a)(f)	1,195	1,208
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6981% 4/26/36 (a)(f)	219	215
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.873% 3/27/36 (a)(f)	$3,286	$3,250
Series 2012-RR5 Class 8A5, 0.6321% 7/26/36 (a)(f)	866	820
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	6,237	6,215
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.7989% 11/26/35 (a)(f)	2,024	2,015
Series 2014-15R Class 7A3, 1.2356% 10/26/37 (a)(f)	2,017	1,977
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.7438% 5/27/35 (a)(f)	455	466
CSMC:
floater Series 2015-1R Class 6A1, 0.7118% 5/27/37 (a)(f)	4,169	3,819
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (f)	3,432	3,392
Series 2014-3R Class 2A1, 1.133% 5/27/37 (a)(f)	1,111	1,047
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (f)	4,929	4,916
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (a)	299	292
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.9717% 1/26/37 (a)(f)	215	214
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (a)	223	206
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4237% 7/25/19 (a)	1,011	1,020
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (a)	1,235	1,117
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.7652% 2/26/37 (a)(f)	2,672	2,680
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (f)	715	714
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.881% 3/26/37 (a)(f)	1,778	1,753
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (a)	67	67
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.086% 9/25/43 (a)	3,979	3,819
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	146	147
Series 2003-MS5 Class 1A1, 5% 3/25/18	178	181
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.6392% 9/25/33 (a)	870	861
Series 2005-AR10 Class 2A15, 2.8248% 6/25/35 (a)	4,902	5,067
Series 2005-AR2 Class 1A2, 2.8658% 3/25/35 (a)	211	194
Series 2006-AR10 Class 3A1, 2.8422% 7/25/36 (a)	738	724
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.6583% 6/27/36 (a)(f)	823	809
		55,467
U.S. Government Agency - 6.3%
Fannie Mae:
floater Series 2003-118 Class S, 7.654% 12/25/33 (a)(g)(h)	309	71
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	589	643
Series 1999-32 Class PL, 6% 7/25/29	529	579
Series 1999-33 Class PK, 6% 7/25/29	347	380
Series 2001-52 Class YZ, 6.5% 10/25/31	41	48
Series 2005-39 Class TE, 5% 5/25/35	858	943
Series 2005-73 Class SA, 16.3904% 8/25/35 (a)(h)	63	81
Series 2006-105 Class MD, 5.5% 6/25/35	88	88
Series 2011-35 Class PA, 4% 2/25/39	199	201
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	590	645
Series 2001-31 Class ZC, 6.5% 7/25/31	255	294
Series 2002-16 Class ZD, 6.5% 4/25/32	87	101
Series 2002-74 Class SV, 7.104% 11/25/32 (a)(g)	218	42
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	762	97
Series 06-116 Class SG, 6.194% 12/25/36 (a)(g)(h)	196	38
Series 07-40 Class SE, 5.994% 5/25/37 (a)(g)(h)	130	22
Series 1993-165 Class SH, 18.5383% 9/25/23 (a)(h)	29	40
Series 2003-21 Class SK, 7.654% 3/25/33 (a)(g)(h)	94	19
Series 2003-35 Class TQ, 7.054% 5/25/18 (a)(g)(h)	29	1
Series 2007-57 Class SA, 37.944% 6/25/37 (a)(h)	415	877
Series 2007-66 Class SB, 36.924% 7/25/37 (a)(h)	135	260
Series 2008-12 Class SG, 5.904% 3/25/38 (a)(g)(h)	682	123
Series 2009-114 Class AI, 5% 12/25/23 (g)	141	4
Series 2009-16 Class SA, 5.804% 3/25/24 (a)(g)(h)	56	1
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	93	3
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	72	5
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	109	7
Series 2010-12 Class AI, 5% 12/25/18 (g)	336	12
Series 2010-135 Class LS, 5.604% 12/25/40 (a)(g)(h)	629	108
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	813	102
Series 2010-23:
Class AI, 5% 12/25/18 (g)	132	5
Class HI, 4.5% 10/25/18 (g)	104	4
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	307	10
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	239	15
Series 2011-67 Class AI, 4% 7/25/26 (g)	211	22
Series 2011-83 Class DI, 6% 9/25/26 (g)	290	35
Series 2013-N1 Class A, 6.274% 6/25/35 (a)(g)(h)	659	157
Series 2015-42 Class LS, 5.754% 6/25/45 (a)(g)(h)	3,073	542
Series 2015-70 Class JC, 3% 10/25/45	3,584	3,722
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	81	3
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	174	38
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	117	21
Class 13, 6% 3/25/34 (g)	153	31
Series 359 Class 19, 6% 7/25/35 (a)(g)	106	19
Series 384 Class 6, 5% 7/25/37 (g)	387	76
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	652	715
Series 2104 Class PG, 6% 12/15/28	184	201
Series 2121 Class MG, 6% 2/15/29	259	283
Series 2154 Class PT, 6% 5/15/29	453	495
Series 2162 Class PH, 6% 6/15/29	69	75
Series 2520 Class BE, 6% 11/15/32	328	360
Series 2585 Class KS, 7.1656% 3/15/23 (a)(g)(h)	31	4
Series 2693 Class MD, 5.5% 10/15/33	5,670	6,394
Series 2802 Class OB, 6% 5/15/34	1,504	1,684
Series 3002 Class NE, 5% 7/15/35	517	568
Series 3189 Class PD, 6% 7/15/36	552	623
Series 3415 Class PC, 5% 12/15/37	159	173
Series 3786 Class HI, 4% 3/15/38 (g)	760	74
Series 3806 Class UP, 4.5% 2/15/41	1,299	1,394
Series 3832 Class PE, 5% 3/15/41	960	1,092
Series 70 Class C, 9% 9/15/20	3	3
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	88	98
Series 2135 Class JE, 6% 3/15/29	322	352
Series 2274 Class ZM, 6.5% 1/15/31	151	174
Series 2281 Class ZB, 6% 3/15/30	125	136
Series 2357 Class ZB, 6.5% 9/15/31	299	349
Series 2502 Class ZC, 6% 9/15/32	330	364
Series 06-3115 Class SM, 6.1656% 2/15/36 (a)(g)(h)	173	31
Series 1658 Class GZ, 7% 1/15/24	396	438
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,770	181
Series 2380 Class SY, 7.7656% 11/15/31 (a)(g)(h)	1,165	246
Series 2587 Class IM, 6.5% 3/15/33 (g)	173	36
Series 2844:
Class SC, 43.9761% 8/15/24 (a)(h)	12	20
Class SD, 80.8021% 8/15/24 (a)(h)	18	40
Series 2935 Class ZK, 5.5% 2/15/35	1,494	1,697
Series 2947 Class XZ, 6% 3/15/35	617	700
Series 3055 Class CS, 6.1556% 10/15/35 (a)(g)	224	41
Series 3244 Class SG, 6.2256% 11/15/36 (a)(g)(h)	450	100
Series 3284 Class CI, 5.6856% 3/15/37 (a)(g)	1,006	191
Series 3287 Class SD, 6.3156% 3/15/37 (a)(g)(h)	644	135
Series 3297 Class BI, 6.3256% 4/15/37 (a)(g)(h)	947	199
Series 3336 Class LI, 6.1456% 6/15/37 (a)(g)	404	64
Series 3772 Class BI, 4.5% 10/15/18 (g)	213	8
Series 3949 Class MK, 4.5% 10/15/34	368	398
Series 3955 Class YI, 3% 11/15/21 (g)	1,318	72
Series 4471 Class PA 4% 12/15/40	5,517	5,850
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	247	284
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,274	3,590
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2556% 6/16/37 (a)(g)(h)	222	37
Series 2010-H17 Class FA, 0.767% 7/20/60 (a)(i)	276	273
Series 2010-H18 Class AF, 0.7374% 9/20/60 (a)(i)	343	338
Series 2010-H19 Class FG, 0.7374% 8/20/60 (a)(i)	390	385
Series 2011-H13 Class FA, 0.9374% 4/20/61 (a)(i)	163	162
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	501	51
sequential payer:
Series 2002-24 Class SK, 7.5156% 4/16/32 (a)(g)(h)	1,101	239
Series 2002-42 Class ZA, 6% 6/20/32	389	447
Series 2004-24 Class ZM, 5% 4/20/34	798	880
Series 1999-40 Class SE, 8.5156% 11/16/29 (a)(g)(h)	134	5
Series 2001-3 Class S, 7.6656% 2/16/31 (a)(g)	249	51
Series 2001-36:
Class SB, 7.6656% 12/16/23 (a)(g)(h)	631	109
Class SP, 8.3156% 9/16/26 (a)(g)	416	62
Series 2001-38 Class SB, 7.1456% 8/16/31 (a)(g)(h)	405	79
Series 2001-49:
Class SC, 7.1656% 12/16/25 (a)(g)(h)	824	135
Class SL, 7.1656% 5/16/30 (a)(g)(h)	1,134	219
Class SV, 7.8156% 12/16/28 (a)(g)(h)	244	17
Series 2001-50:
Class SD, 7.7616% 11/20/31 (a)(g)(h)	580	144
Class ST, 7.2656% 8/16/27 (a)(g)(h)	254	52
Series 2002-5 Class SP, 7.0156% 1/16/32 (a)(g)(h)	406	70
Series 2004-32 Class GS, 6.0656% 5/16/34 (a)(g)(h)	373	77
Series 2004-73 Class AL, 6.7656% 8/17/34 (a)(g)(h)	143	35
Series 2010-98 Class HS, 6.1616% 8/20/40 (a)(g)	678	120
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,493	339
Series 2012-76 Class GS, 6.2656% 6/16/42 (a)(g)(h)	731	153
Series 2012-97 Class JS, 5.8156% 8/16/42 (a)(g)(h)	2,554	455
Series 2013-124:
Class ES, 8.0821% 4/20/39 (a)(h)	1,473	1,605
Class ST, 8.2154% 8/20/39 (a)(h)	2,784	3,180
Series 2013-147 Class A/S, 5.7116% 10/20/43 (a)(g)	1,170	182
Series 2013-160 Class MS, 5.7616% 9/20/32 (a)(g)(h)	2,119	412
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	13,132	13,331
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	5,050	5,127
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.1116% 7/20/40 (a)(g)	742	130
		69,368
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $123,515)		124,835

Commercial Mortgage Securities - 9.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (a)(g)	597	2
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (a)	1,115	1,114
Series 2007-2 Class A4, 5.7898% 4/10/49 (a)	1,223	1,232
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.756% 7/25/37 (a)(f)	37	28
Class M2, 0.786% 7/25/37 (a)(f)	38	28
Class M3, 0.816% 7/25/37 (a)(f)	62	32
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.833% 12/15/27 (a)(f)	8,509	8,515
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	92	93
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,908	3,956
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 1.1189% 8/10/46 (a)(g)	10,323	424
Series 2014-CR19 Class XA, 1.443% 8/10/47 (a)(g)	15,582	1,007
Series 2014-CR20 Class XA, 1.3535% 11/10/47 (a)(g)	13,127	884
Series 2014-LC17 Class XA, 1.1574% 10/10/47 (a)(g)	14,930	715
Series 2014-UBS4 Class XA, 1.4236% 8/10/47 (a)(g)	13,122	876
Series 2014-UBS6 Class XA, 1.2154% 12/10/47 (a)(g)	8,807	533
CSMC Series 2015-TOWN:
Class A, 1.6828% 3/15/17 (a)(f)	7,804	7,762
Class B, 2.3328% 3/15/17 (a)(f)	185	181
Class C, 2.6828% 3/15/17 (a)(f)	180	175
Class D, 3.6328% 3/15/17 (a)(f)	273	267
Freddie Mac:
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	1,640	1,763
Series K034 Class A2, 3.531% 7/25/23	5,549	6,060
Series K035 Class A2, 3.458% 8/25/23	1,022	1,111
Series K032 Class A2, 3.31% 5/25/23	1,628	1,755
Series K036 Class A2, 3.527% 10/25/23	2,681	2,927
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	1,630	1,769
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(f)	12,633	12,641
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	933
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,610	4,686
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4328% 7/15/31 (a)(f)	513	506
Series 2015-GC34 Class XA, 1.5329% 10/10/48 (a)(g)	10,663	953
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(f)	844	840
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.8753% 6/15/45 (a)(g)	46,244	2,818
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.3345% 4/15/27 (a)(f)	5,000	4,873
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	674	675
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	574	574
Series 2007-LD11 Class A4, 5.929% 6/15/49 (a)	4,140	4,217
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,499	2,597
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	178
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.3045% 10/15/48 (a)(g)	13,818	1,056
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1143% 6/11/49 (a)	1,414	1,467
SCG Trust Series 2013-SRP1 Class A, 1.833% 11/15/26 (a)(f)	2,783	2,778
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	6,824	6,898
Series 2007-C31:
Class A4, 5.509% 4/15/47	313	318
Class A5, 5.5% 4/15/47	8,506	8,695
Series 2007-C32 Class A3, 5.8892% 6/15/49 (a)	1,150	1,180
Series 2007-C33 Class A4, 6.1472% 2/15/51 (a)	1,780	1,816
Series 2006-C27 Class A1A, 5.749% 7/15/45 (a)	923	924
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2755% 11/15/48 (a)(g)	11,158	845
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $107,289)		105,677
	Shares	Value (000s)

Fixed-Income Funds - 0.1%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,663)	15,138	1,667

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.40% (k)
(Cost $84,021)	84,021,442	84,021
TOTAL INVESTMENT PORTFOLIO - 128.8%
(Cost $1,408,530)		1,422,068
NET OTHER ASSETS (LIABILITIES) - (28.8)%		(318,102)
NET ASSETS - 100%		$1,103,966

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/46	$(7,800)	$(7,985)
3% 6/1/46	(60,700)	(62,141)
3.5% 6/1/46	(8,000)	(8,371)

TOTAL FANNIE MAE		(78,497)

Ginnie Mae
3% 6/1/46	(1,400)	(1,448)
3% 6/1/46	(1,400)	(1,448)
3% 6/1/46	(200)	(207)
3% 6/1/46	(300)	(310)
3.5% 6/1/46	(1,100)	(1,161)
3.5% 6/1/46	(2,600)	(2,744)
3.5% 6/1/46	(2,600)	(2,744)

TOTAL GINNIE MAE		(10,062)

TOTAL TBA SALE COMMITMENTS
(Proceeds $88,598)		$(88,559)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
54 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	7,003	$(2)
12 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	1,960	(3)
TOTAL FUTURES CONTRACTS			$(5)

The face value of futures sold as a percentage of Net Assets is 0.8%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2018	USD 30,400	3-month LIBOR	1.25%	$1	$0	$1
LCH	Jun. 2019	USD 11,900	3-month LIBOR	1.5%	(8)	0	(8)
LCH	Jun. 2021	USD 3,150	3-month LIBOR	2%	(14)	0	(14)
LCH	Jun. 2026	USD 2,400	3-month LIBOR	2.25%	(29)	0	(29)
LCH	Jun. 2046	USD 1,300	3-month LIBOR	2.5%	(13)	0	(13)

TOTAL INTEREST RATE SWAPS					$(63)	$0	$(63)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $846,000.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $210,000.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $208,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,626,000 or 12.1% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Mortgage Backed Securities Central Fund	31
Total	$53

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$31	$--	$1,667	0.0%
Total	$1,622	$31	$--	$1,667

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,043,952	$--	$1,043,952	$--
Asset-Backed Securities	61,916	--	61,916	--
Collateralized Mortgage Obligations	124,835	--	124,835	--
Commercial Mortgage Securities	105,677	--	105,677	--
Fixed-Income Funds	1,667	1,667	--	--
Money Market Funds	84,021	84,021	--	--
Total Investments in Securities:	$1,422,068	$85,688	$1,336,380	$--
Derivative Instruments:
Assets
Swaps	$1	$--	$1	$--
Total Assets	$1	$--	$1	$--
Liabilities
Futures Contracts	$(5)	$(5)	$--	$--
Swaps	(64)	--	(64)	--
Total Liabilities	$(69)	$(5)	$(64)	$--
Total Derivative Instruments:	$(68)	$(5)	$(63)	$--
Other Financial Instruments:
TBA Sale Commitments	$(88,559)	$--	$(88,559)	$--
Total Other Financial Instruments:	$(88,559)	$--	$(88,559)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,408,531,000. Net unrealized appreciation aggregated $13,537,000 of which $18,607,000 related to appreciated investment securities and $5,070,000 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016